UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04033

                            SIT MUTUAL FUNDS II, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                 Date of fiscal year end:    March 31, 2006

                 Date of reporting period:   December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

The Registrant, Sit Mutual Funds II, Inc., is comprised of:
         Sit Tax-Free Income Fund (Series A)
         Sit Minnesota Tax-Free Income Fund (Series B)


THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (97.4%) (2)
   ALABAMA (1.9%)
       1,375,000   AL State Univ. Rev. Series 2006, 5.25%, 8/1/28                                                         1,499,272
         300,000   AL Wtr. Pollution Ctrl. Auth. Revolving Fund Lien Series 1998-B (AMBAC insured), 5.00%, 8/15/2021        306,549
         850,000   ASMS Pub. Educ. Bldg. Rev Series 2006-B (ASMSF LLC Proj.) (Ambac Insured), 4.375%, 9/1/26                835,091
         675,000   Birmingham-Southern College Private Educ. Bldg. Rev. Series 1997, 5.35%, 12/1/19                         681,068
         100,000   DCH Hlth. Care Auth. Fac. Rev. Series 1998 (MBIA insured), 4.875%, 6/01/13                               102,304
                   Huntsville Hlth. Care Auth. Rev.
         200,000     Series 1997-A (MBIA insured), 5.00%, 6/1/17                                                            204,196
       1,000,000     Series 2002-A, 5.625%, 4/1/02                                                                        1,074,900
       1,000,000     Series 2002-B, 5.75%, 6/1/32                                                                         1,078,680
         750,000   Montgomery Special Care Facs. Fin. Auth. Rev. Series 1997-C (Baptist Med. Ctr.
                     Proj.), 5.375%, 9/1/22                                                                                 771,435
         550,000   Montgomery Med. Clinic Board Hlth. Care Fac. Rev. Series 1991, 7.00%, 3/1/15                             550,286
                                                                                                                       -------------
                                                                                                                          7,103,781
                                                                                                                       -------------
   ALASKA (1.8%)
      12,505,000   Alaska HFC Gen. Mtg. Rev. Series 1997-A, zero coupon, 6.15% effective yield on
                     purchase date, 12/1/17                                                                                6,615,020
                                                                                                                       -------------

   ARIZONA (2.5%)
       1,500,000   Arizona Hlth. Care Facility Auth. Rev. Series 2007 (Beatitudes Campus Proj.), 4.75%, 10/1/10           1,497,750
         200,000   Bullhead City Special Assessment Impt. Dist. Series 1993 (Bullhead Pkwy. Proj.), 6.10%, 1/1/10           201,926
                   Maricopa Co. Indl. Dev. Auth. Multifamily Hsg. Rev.:
         400,000     Series 1996-A (Place Five & Greenery Apts. Proj.), Escrowed to Maturity, 6.625%, 1/1/27                430,136
         490,000     Series 1996-B (Advantage PT, etc. Proj.), Escrowed to Maturity, 7.375%, 7/1/26                         501,368
         100,000   Maricopa Co. Pollution Ctrl. Rev. Ref. Public Svc. Series 1996-A (New Mexico Public Svc.
                      Co. Proj.), 6.30%, 12/1/26                                                                            102,278
         150,000   Parkway Cmnty. Facility Dist. No. 1 G.O. Series 2006, 4.85%, 7/15/15                                     151,776
         700,000   Phoenix Street & Hwy. User Rev. Ref. Jr. Lien Series 1992, 6.25%, 7/1/11                                 701,260
                   Pima Co. Indl. Dev. Auth. Educ. Rev.:
         295,000     Series 2004-I (AZ Charter Schools Proj.), 5.00%, 7/1/12                                                300,251
         250,000     Series 2004-A (Noah Webster Basic School Proj.), 5.25%, 12/15/16                                       256,038
         210,000     Series 2005-M (AZ Charter Schools Proj.), 5.70%, 7/1/23                                                217,115
         750,000     Series 2006 (Choice Educ. & Dev. Corp. Proj.), 6.00%, 6/1/16                                           768,383
       1,000,000     Series 2006-A (Sonoran Science Academy Proj.). 5.35%, 12/1/17                                          992,610
         565,000   Pinal Co. Indl. Dev. Auth. Correctional Fac. Rev. Series 2006-A (Florence West Prison Proj.)
                     (ACA insured), 5.25%, 10/1/23                                                                          598,120
         500,000   Pinal Co. Certificate of Participation Series 2004, 5.00%, 12/1/26                                       519,525
                   Quail Creek Cmnty. Fac. Dist. G.O. Series 2006:
         585,000     4.85%, 7/15/12                                                                                         590,932
         500,000     5.15%, 7/15/16                                                                                         513,725
         360,000   Verrado Cmnty. Facilities Dist. No. 1 G. O. Series 2006, 4.85%, 7/15/14                                  360,443
         500,000   Westpark Cmnty. Facilities Dist. G.O. Series 2006, 4.90%, 7/15/16                                        503,020
                                                                                                                       -------------
                                                                                                                          9,206,656
                                                                                                                       -------------
   ARKANSAS (0.7%)
         750,000   Bentonville Co. ISD No. 6 Refunding & Construction G.O. Series 2003-A
                     (Ambac insured), 4/75%, 6/1/24                                                                         759,037
          25,344   Drew Co. Public Fac. Bd. Single Family Mtg. Rev. Ref. Series 1993-A2
                     (FNMA backed), 7.90%, 8/1/11                                                                            25,411
         660,000   Maumelle HDC First Lien Rev. Ref. Series 1992-A (Section 8), 7.875%, 7/1/09                              661,247
       1,000,000   White Co. Hlth. Care Fac. Rev. Series 2005 (White Co. Med. Ctr. Proj.), 5.00%, 12/1/14                 1,035,810
                                                                                                                       -------------
                                                                                                                          2,481,505
                                                                                                                       -------------
   CALIFORNIA (7.6%)
          80,000   ABAG Fin. Auth. For Nonprofit Corp. Rev Series 2002 (Redwood Sr. Homes & Svcs.
                     Proj.), 4.10%, 11/15/07                                                                                 79,884
         250,000   Agua Caliente Band Cahuilla Indians Rev. Series 2003, 4.60%, 7/1/08                                      251,357
         120,000   Bay Area Govt. Assoc. Tax Allocation Rev. Series 1994-A (FSA insured), 6.00%, 12/15/14                   121,296
         250,000   Blythe Redev. Agy. Tax Allocation Ref. Series 1997 (Proj. No. 1), 5.80%, 5/1/28                          259,335
         200,000   Calexico Cmnty. Redev. Agy. Tax Allocation Series 2000 (Merged Central Bus. District Redev. Proj.)       209,920
                     (Ambac insured), 5.375%, 8/1/26
         500,000   CA Co. Tobacco Securitization Agy. Asset-Backed Rev. Series 2002 (Alameda Co. Proj.),
                     4.75%, 6/1/19
                   CA Cmnty. Hsg. Fin. Agy. Lease Rev. Pass Thru Oblig.                                                     503,260
         205,000     Series 2005-D, 4.875%, 4/1/12                                                                          205,476
         480,000     Series 2005-F, 4.85%, 11/1/12                                                                          481,219

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
         750,000   CA Dept. Water Resources Rev. Series 1972 (Central Valley Proj.), 5.25%, 7/1/22                          774,735
         220,000   CA Dept. Water Resources Rev. Series 1996-Q (Central Valley Proj.)(MBIA insured), 5.375%, 12/1/27        223,564
                   CA Educ. Facs. Auth. Rev.:
          10,000     Series 1995-A (Pooled College & Univ. Proj.), 5.60%, 12/1/14                                            10,112
         135,000     Rev. Refunded Series 1996 (Chapman Univ. Proj.), 5.125%, 10/1/26                                       137,844
                   CA G.O. Rev. Ref.:
         770,000     Series 1993 (FSA insured), 5.125%, 10/1/17                                                             772,649
          60,000     Series 1996 (Ambac insured), 5.25%, 6/1/21                                                              60,686
         495,000   CA Govt. Fin. Auth. Lease Rev. Series 2003-A (Placer Co. Transportation Proj.), 6.00%, 12/1/28           538,723
                   CA Hlth. Facs. Fin. Auth. Rev.:
         500,000     Series 1997-B (Cedars-Sinai Med. Ctr. Proj.), 5.125%, 8/1/27
                     Series 2001 (Casa Colina Proj.):                                                                       513,405
         500,000      5.00%, 4/01/08                                                                                        505,470
         500,000      5.50%, 4/01/11                                                                                        525,450
         500,000   CA Fin. Auth. Educ. Rev. Series 2006-A (American Heritage Educ. Fndtn. Proj.), 5.25%, 6/1/2026           523,435
                   CA Public Works Board Lease Rev. Series 1993-A (Various CA State Univ. Proj.):
         300,000     5.25%, 12/1/13                                                                                         300,327
         625,000     5.50%, 12/1/2018                                                                                       625,587
                   CA Statewide Cmntys. Dev. Auth. Rev. Series 2005 (Daughters of Charity Hlth. Proj.):
         505,000     5.25%, 7/1/11                                                                                          529,730
       2,250,000   East Side Unified High Sch. Dist. Santa Clara Co. G.O. Series 1999-E (FGIC insured),                   2,268,382
                     Escrowed to Maturity, 5.00%, 9/1/22
         235,000   Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.)(FSA insured), 5.70%, 8/1/23
                   Golden State Tobacco Securitization Corp. Asset-Backed Rev. Series 2005-A:                               235,399
         150,000     5.00%, 6/1/16                                                                                          150,159
       2,000,000     5.00%, 6/1/19                                                                                        2,057,780
       1,250,000     Interest Appreciation Bonds, 6/1/22                                                                  1,094,362
         750,000   Intercommunity Hosp. Fin. Auth. C.O.P Series 1998 (ACA insured), 5.25%, 11/1/19                          774,653
       3,175,000   Northern CA Power Agy. Rev. Series 1987-A, 5.00%, 7/1/09                                               3,177,508
         685,000   Northern CA Tobacco Securitization Auth. Asset-Backed Rev. Series 2005-A1, 4.75%, 6/1/23                 696,152
         500,000   Oakland UNI Sch. Dist. Alameda Co. G.O. Series 2005 (MBIA insured), 5.00%, 8/1/24                        532,655
       1,000,000   Rancho Cucamonga Redev. Agy. Tax Allocation Series 1996 (MBIA insured), 5.25%, 9/1/16                  1,021,230
       2,750,000   San Bernardino Co. C.O.P. Series 1996 (Med. Ctr. Fin. Proj.) (MBIA insured), 5.00%, 8/1/28             2,804,588
       1,000,000   San Francisco City & Co. Airpts., Intl. Arpt. Rev. Ref. Series 2001-27B (FGIC insured),
                     5.125%, 5/1/31                                                                                       1,042,730
         750,000   San Joaquin Hills Toll Rd. Rev. Refunding Series 1997-A, 5.25%, 1/15/30                                  765,773
         330,000   San Jose Redev. Agy. Tax Allocation Series 1993 (Merged Area Redev. Proj.) (MBIA Insured),
                     4.75%, 8/1/24                                                                                          330,822
         500,000   Santa Clara Redev. Agy. Tax Allocation Series 2003 (Bayshore North Proj.) (MBIA insured),
                     5.00%, 6/1/15                                                                                          502,945
                   Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev.:
                     Series 2006:
         315,000      4.50%, 3/1/11                                                                                         312,266
         385,000      4.875%, 3/1/16                                                                                        386,390
       2,000,000     Series 2001-B, 6.00%, 5/15/22                                                                        2,134,180
                                                                                                                       -------------
                                                                                                                         28,441,438
                                                                                                                       -------------
   COLORADO (2.7%)
         385,000   Aurora Golf Course Enterprise Sys. Rev. Ref. Series 2005, 4.00%, 12/1/08                                 383,864
         250,000   CO Educ. & Cultural Fac. Rev. Ref. Series 2003-C (Cheyenne Mtn. Charter Sch. Proj.),
                     4.625%, 6/15/12                                                                                        255,502
                   CO HFA Single Family Program Senior Series:
          45,000     1996B-2, 7.45%, 11/1/27                                                                                 45,675
          40,000     1997B-3, 6.80%, 11/1/28                                                                                 40,330
                   CO Hlth. Fac. Auth. Rev.:
         750,000     Series 1999 (Steamboat Springs Hlth. Proj.), 5.70%, 9/15/23                                            784,717
         290,000     Series 2000-A (Porter Place Proj.) (GNMA collateralized), 5.10%, 1/20/11                               296,328
         250,000     Series 2005 (Covenant Retirement Cmntys. Proj.), 4.50%, 12/1/07                                        250,895
         400,000     Series 2005 (Covenant Retirement Cmntys. Proj.), 4.50%, 12/1/08                                        402,776
         750,000     Series 2005-F (Poudre Valley Hlth. Care Proj.), 5.00%, 3/1/25                                          774,322
         390,000     Unrefunded Balance Rev. Series 2000 (Evangelical Lutheran Proj.), 6.25%, 12/1/10                       410,491
         610,000     Prerefunded Rev. Series (Evangelical Lutheran Proj.), 6.25%, 12/1/10                                   643,086
       1,500,000     Ref. Series 2006-D (Adventist Hlth./Sunbelt Proj.), 5.125%, 11/15/29                                 1,578,915
         600,000   Denver Hsg. Corp. Multifamily Rev. Ref. Series 1997-A (Section 8), 5.35%, 10/1/12                        609,282
         255,000   Denver West Met. Dist. Refunding G.O. Series 2005, 3.40%, 12/1/07                                        253,651
         435,000   E-470 Pub. Hwy. Auth. Rev. Senior Series 1997-A (MBIA insured), 5.00%, 9/1/26                            442,069
         500,000   Inverness Wtr. & Sanitation Dist. Arapahoe & Dougles Cos. G.O. Series 2006-A
                     (Radian insured), 4.60%, 12/1/19                                                                       503,610
       1,000,000   Lyons Rev. Series 2006 (Longmont Humane Soc. Proj.), 4.75%, 11/30/16                                   1,007,840

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Midcities Metro Dist. No. 2 G.O. Ref. & Impt. Series 2006 (Radian insured), 5.125%, 12/1/30            1,324,250
                   SBC Met. Dist. G.O. Ref. Series 2005 (ACA insured):
         205,000     3.00%, 12/1/07                                                                                         203,067
           5,000   Thornton Single Family Mtg. Rev. Ref. Series 1992-A, 8.05%, 8/1/09                                         5,015
                                                                                                                       -------------
                                                                                                                         10,215,685
                                                                                                                       -------------
   CONNECTICUT (1.1%)
         960,000   CT Dev. Auth. Pollution Ctrl. Rev. Ref. Series 1993-A (CT Light & Power Proj.), 5.85%, 9/1/28          1,009,277
                   Mashantucket Western Pequot Tribe Subordinated Special Rev.:
         750,000     Series 2006-A, 5.50%, 9/1/36                                                                           792,570
         300,000     Series 1997-B, 5.75%, 9/1/18                                                                           308,178
       1,850,000     Series 1999-B, zero coupon, 5.05% effective yield on purchase date, 9/1/09                           1,636,584
         500,000     Series 1999-B, zero coupon, 5.12% effective yield on purchase date, 9/1/26                             310,615
                                                                                                                       -------------
                                                                                                                          4,057,224
                                                                                                                       -------------
   DELAWARE (0.1%)
         250,000   DE Hlth. Fac. Auh. Rev. Series 2005-A (Beebe Med. Ctr. Proj.), 5.00%, 6/1/07                             251,085
                                                                                                                       -------------

   DISTRICT OF COLUMBIA (0.3%)
         900,000   Washington DC Convention Ctr. Auth. Dedicated Tax Rev. Sr. Lien Series 2021, 5.00%, 10/1/21              926,388
                                                                                                                       -------------

   FLORIDA (7.8%)
         750,000   Ave Maria Stewardship Cmnty. Dev. Dist. Rev. Series 2006, 4.80%, 11/1/12                                 747,540
         700,000   Belmont Cmnty. Dev. Dist. Cap. Impt. Rev. Series 2006-B, 5.125%, 11/01/2014                              707,833
         500,000   Capital Trust Agy. Hsg. Rev. Series 2005-B (Sub-Atlandtic Hsg. Foundation Proj.), 4.50%, 7/1/15          507,595
                   Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A:
         600,000     (Golf Villas, Rivermill, and Village Square Apts. Proj.), 4.75%, 6/1/13                                585,396
       1,000,000     (American Opportunity Proj.), 5.875%, 6/1/38                                                         1,025,970
         550,000   Collier Co. HFA Multifamily Hsg. Rev. Series 2002-C (Goodlette Arms Proj.), 5.25%, 8/15/15               571,582
         385,000   Dade Co. Hlth. Fac. Auth. Hosp. Rev. Ref. Series 1993-A (Baptist Hosp. Miami Proj.)
                     (MBIA insured), 5.25%, 5/15/21                                                                         385,393
                   Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. & Manor Proj.):
         200,000     5.00%, 10/01/08                                                                                        203,082
         470,000     5.125%, 10/1/19                                                                                        479,696
         100,000   Fiddlers Creek Cmnty. Dev. Dist. No. 2 Spl. Assmt. Rev. Series 2003-B, 5.75%, 5/1/13                     104,300
         500,000   FL Div. Bd. Fin. Dept. Gen. Svcs. Rev. Series 1997-A, 5.00%, 7/1/11                                      508,285
         750,000   FL HFC Hsg. Rev. Hsg. Series 2000-D-1 (Augustine Club Apts. Proj.) (MBIA insured), 5.75%, 10/1/30        787,702
         500,000   FL Brd. Educ. Cap. Outlay G.O. Series 1998-A (Pub. Educ. Proj.) (FSA insured), 5.20%, 6/1/23             514,015
       1,950,000   FL University Cap. Impt. Rev. Series 2004, 5.125%, 9/1/33                                              2,005,965
       1,000,000   Heritage Isle At Viera Cmnty. Dev. Dist. Special Assessment Series 2006, 5.00%, 11/1/13                  992,340
                   Highlands Co. Hlth. Fac. Auth. Hosp. Rev. (Aventist Hlth. Proj.):
         425,000     Ref. Series 2005-B, 5.00%, 11/15/30                                                                    440,704
       1,000,000     Series 2006-C, 5.25%, 11/15/36                                                                       1,064,980
                   Hillsborough Co. Indl. Dev. Auth. Hosp. Rev. Ref. Series 2003-A (Tampa Gen. Hosp. Proj.):
         500,000     5.25%, 10/1/24                                                                                         529,665
         475,000   Hillsborough Co. Indl. Dev. Auth. Indl. Rev. Series 1999-A (Hlth. Facs. Proj. - Univ. Cmnty.
                     Hosp.), 5.625%, 8/15/23                                                                                495,786
                   Lake Ashton Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev.:
       1,250,000     Series 2005-B, 4.875%, 11/1/10                                                                       1,241,938
         500,000     Series 2006-B, 5.00%, 11/1/11                                                                          498,100
                   Lakeland Hosp. Sys. Rev. Ref. Series 1997 (Lakeland Regl. Med. Center Proj.):
         400,000     (MBIA insured), 5.00%, 11/15/22                                                                        406,636
       1,000,000     5.00%, 11/15/32                                                                                      1,033,820
         545,000   Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 1999-A (ShellPoint Village Proj.),
                     5.50%, 11/15/08                                                                                        555,573
         585,000   Marion Co. Hosp. Dist. Rev. Ref. Series 1999 (Munroe Regl. Med. Ctr. Proj), 5.25%, 10/1/10               610,202
         405,000   Martin Co. Hlth. Fac. Auth. Hosp. Rev. Ref. Series 2002-B (Martin Memorial Med. Ctr. Proj.),
                     4.875%, 11/15/12                                                                                       414,027
       1,000,000   New River Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 5/1/13                 993,080
                   North Broward Hosp. Dist. Rev. Series 1997 (MBIA insured):
         100,000     Prerefunded Series, 5.375%, 1/15/24                                                                    101,067
         180,000     Unrefunded Balance Series, 5.375%, 1/15/24                                                             181,998
       1,000,000   Orange Co. Hlth. Fac. Auth. Rev. Series 2006-B (Orlando Regl. Hlth. Care Proj.), 5.125%, 11/15/39      1,051,480
                   Palm Beach Co. Hlth. Fac. Auth. Rev. Ref.:
         200,000     Series 2003 (Abbey Delray South Proj.), 5.15%, 10/1/12                                                 208,076
                   Pinellas Co. Educ. Fac. Auth. Rev. Series 2006 (Eckerd College Proj.) (ACA insured):
         350,000     4.50%, 10/1/14                                                                                         354,785

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
         680,000     4.625%, 10/1/16                                                                                        690,479
          25,000   Plantation Water & Sewer Rev. Series 1989 (MBIA insured), zero coupon, 5.45% effective yield
                     on purchase date (MBIA insured), 3/1/07                                                                 24,685
       3,105,000   Port Everglades Auth. Rev. Ref. Series 1989-A (FSA insured), 5.00%, 9/1/16                             3,114,005
         750,000   Riverwood Estates Cmnty. Dev. Dist. Spl. Assessment Series 2006-B, 5.00%, 5/1/13                         745,973
                   South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc. Proj.):
         190,000     4.25%, 10/1/08                                                                                         189,996
         700,000     5.50%, 10/1/13                                                                                         744,653
         500,000   South Miami Hlth. Fac. Auth. Hosp. Rev. Series 2003 (Baptist Hlth. So. FL Grp. Proj.),
                     5.20%, 11/15/28                                                                                        522,445
         750,000   Sterling Hill Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series, 5.10%, 5/1/11                    754,583
       1,000,000   Verano Ctr. Cmnty. Dev. Dist. Spl. Assessment Series 2006-B (Dist. No. 1 Infrastructure
                     Proj.). 5.00%,                                                                                       1,003,200
         600,000   Waters Edge Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 11/1/12              603,912
         500,000   Zephyr Ridge Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.25%, 5/1/13              508,040
                                                                                                                       -------------
                                                                                                                         29,210,582
                                                                                                                       -------------

   GEORGIA (1.3%)
         500,000   Atlanta Dev. Auth. Rev.  Series 2005-C (Tuff ATDC Proj.), 5.00%, 1/1/31                                  513,265
         750,000   Chatham Co. Hosp. Auth. Rev. & Impt. Series 2004-A (Mem. Health Univ. Proj.), 5.50%, 1/1/34              799,275
         590,000   Cobb Co. Dev. Auth. Pkg. Rev. Series 2004 (Kennesaw State Univ. Fdn., Inc. Proj.) (MBIA insured),
                     5.00%, 7/15/29                                                                                         621,406
       1,500,000   East Point Tax Allocation Series 2002-A, 8.00%, 2/1/26                                                 1,712,265
                   Private Colleges & Univ. Auth. Rev. Ref.:
                     Series 1999-A (Mercer Univ. Proj.):
         300,000      4.45%, 10/1/07                                                                                        300,336
         750,000      5.25%, 10/1/14                                                                                        767,475
         100,000     Series 2001 (Mercer Univ. Proj.), 5.00%, 10/1/11                                                       102,419
                                                                                                                       -------------
                                                                                                                          4,816,441
                                                                                                                       -------------
   ILLINOIS (15.2%)
         475,000   Blue Island Tax Increment G.O. Ref. Series 1997 (MBIA insured), 5.10%, 12/15/12                          481,213
                   Broadview Village of Cook Co. Tax Increment Rev. Series 1999:
       1,410,000     5.00%, 7/1/07                                                                                        1,414,315
       1,085,000     5.05%, 7/1/08                                                                                        1,095,535
       2,030,000     5.10%, 7/1/09                                                                                        2,064,713
                   Chicago Brd. Educ. G.O. Series 1997-A (Chicago School Reform Proj.):
         500,000     5.25%, 12/1/22                                                                                         515,830
         585,000   Chicago G.O. Series 1996-B (FGIC insured), Unrefunded, 5.125%, 1/1/25                                    591,376
          50,000   Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Ref. Series 1992-A (FHA insured) (Section 8),
                     6.85%, 7/1/22                                                                                           51,299
         250,000   Du Page Co. Spl. Svc. Areano 31 Spl. Tax Series 2006 (Monarch Landing Proj.), 5.40%, 3/1/16              260,630
         700,000   Hodgkinds Tax Increment Rev. Ref. Senior Series 2005, 5.00%, 1/1/07                                      700,042
         380,000   IL DFA Rev. Series 2002-A (Chicago Charter School Fdn. Proj.), 5.25%, 12/1/12                            383,059
                   IL DFA Pollution Ctrl. Rev. Ref.:
         300,000     Series 1993-C2 (Central IL Public Svc. Co. Proj.), 5.70%, 8/15/26                                      300,378
       2,500,000     Series 2000-A (Ameren CIPS Proj.), 5.50%, 3/1/14                                                     2,523,075
       2,750,000     Series 1993-C1 (Central IL Pub. Svc. Co.), 5.95%, 8/15/26                                            2,796,970
                   IL DFA Refunding & New Money Rev. (Cmty. Rehab. Providers Fac. Acquisition Program):
       1,740,000     Series 1997-A, 5.80%, 7/1/08                                                                         1,770,502
       2,635,000     Series 1997-A, 6.05%, 7/1/19                                                                         2,682,720
         300,000     Series 1997-A, 5.90%, 7/1/09                                                                           305,385
       4,765,000     Series 1997-A, 6.00%, 7/1/15                                                                         4,849,531
       1,240,000     Series 1997-C, 5.65%, 7/1/19                                                                         1,273,294
       1,000,000     Series 1998-A, 5.50%, 7/1/12                                                                         1,026,320
         250,000     Series 1998-A, 5.70%, 7/1/19                                                                           256,922
         115,000     Series 2002-A (Cmnty. Rehab. Providers Fac. Proj.), 5.70%, 7/1/12                                      119,421
                   IL Fin. Auth. Rev.:
         500,000     Ref. Series 2006 (Luther Hillside Village Proj.), 5.25%, 2/1/37                                        525,440
         700,000     Series 2006-A (Three Crowns Park Plaza Proj.), 5.875%, 2/15/38                                         736,022
         500,000     Series 2006-B2 (Three Crowns Park Plaza Proj.), 5.40%, 2/15/38                                         501,050
                     Series 2006 (Tabor Hills Supportive Living Proj.):
       1,000,000      4.40%, 11/15/12                                                                                       995,400
         500,000      5.25%, 11/15/26                                                                                       515,125
                     Series 2006-A (Montgomery Place Proj.):
       1,250,000      5.25%, 5/15/15                                                                                      1,272,212
         500,000      5.75%, 5/15/38                                                                                        520,790

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
       1,250,000   IL Educ. Facs. Auth. Rev. Series 1998-A (Univ. Chciago Proj.) (MBIA-IBC Insured), 5.125%, 7/1/38       1,283,788
           5,000   IL HDA Multifamily Rev. Series 1994-5 (Section 8), 6.75%, 9/1/23                                           5,061
         500,000   IL Fin. Auth. Multifamily Rev. Series 2005-A (Senior Living-Bethel Terrace Apt. Proj.)                   489,535
                     (Section 8), 4.75%, 9/1/15
         500,000   IL Fin. Auth. Educ. Rev. Series 2006-E (Uno Charter School Network Proj.) (ACA Insured),
                     5.00%, 9/1/26                                                                                          516,625
                   IL Hlth. Fac. Auth. Rev.:
         940,000     Ref. Series 1994 (Passavant Memorial Area Hospital Assn.) (MBIA insured), 5.95%, 10/1/11               982,206
       1,895,000     Ref. Series 1993-A (Edward Hosp. Proj.), 6.00%, 2/15/19                                              1,922,989
                     Ref. Series 1993-A (Hinsdale Hosp Proj.):
         300,000      7.00%, 11/15/19                                                                                       314,535
       4,100,000      (Ambac Insured), 7.00%, 11/15/19                                                                    4,298,645
       1,500,000     Ref. Series 1993-B (Glen Oaks Proj.) (Ambac Insured), 7.00%, 11/15/19                                1,572,675
          55,000     Unrefunded Balance Series 1996 (MBIA insured), 5.80%, 8/15/16                                           56,755
         350,000     Ref. Series 1996-B (Sarah Bush Lincoln Hlth. Ctr. Proj.), 5.50%, 2/15/16                               357,466
         125,000     Series 1997-A (Edward Oblig Group Proj.) (Ambac insured), 5.25%, 2/15/27                               127,965
         660,000     Ref. Series 1999 (Silver Cross Hosp. Proj.), 5.25%, 8/15/15                                            677,675
         970,000     Ref. Series 2001 (Decatur Memorial Hospital Proj.), 4.625%, 10/1/08                                    979,341
         500,000     Series 2000 (IA Health System Proj.), 6.75%, 2/15/13                                                   549,225
         200,000   IL Sales Tax Rev. Series 1994-U, 5.00%, 6/15/10                                                          200,196
                   Lombard Public Facs. Corp. Rev. First Tier Series 2005-A1 (Conference Ctr. & Hotel Proj.):
         115,000      6.375%, 1/1/15                                                                                        118,512
         750,000      (ACA insured) 5.50%, 1/1/25                                                                           808,485
       1,000,000      (ACA insured) 5.50%, 1/1/30                                                                         1,076,440
       2,000,000   Malta Tax Allocation Rev. Series 2006, 5.75%, 12/30/25                                                 2,009,560
         250,000   Melrose Park Tax Increment G.O. Series 1999-A (FSA insured), 5.25%, 12/15/15                             256,975
                   Southwestern IL Dev. Auth. Rev. Series 1999 (Anderson Hosp. Proj.):
         750,000      5.375%, 8/15/15                                                                                       773,063
       2,625,000      5.625%, 8/15/29                                                                                     2,704,826
                   Southwestern IL Dev. Auth. Local Govt. Prog. Rev.:
       2,300,000     Series 1998-A (City of East St. Louis Proj.) Tax Increment Financing Proj., 6.00%, 4/1/10            2,271,089
         500,000     Series 2006 (Village of Sauget Proj.), 5.625%, 11/1/26                                                 507,505
         500,000   Univ. IL Rev. Hlth. Svc. Facs. Series 1997-A, 5.80%, 10/1/18                                             517,255
         335,000   Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.), 6.05%, 12/1/11             361,515
         440,000   Will Co. Spl. Educ. Rev. Series 2006, 5.40%, 1/1/18                                                      471,882
         500,000   Will Co. Student Hsg. Rev. Series 2002-A (Joliet Junior College Proj.), 6.375%, 9/1/13 (3)               317,310
                                                                                                                       -------------
                                                                                                                         57,057,668
                                                                                                                       -------------
   INDIANA (3.0%)
         500,000   Boone Co. Redev. Tax Increment Rev. Series 2005-B, 5.375%, 8/1/23                                        533,860
                   IN Hlth. & Educ. Fac. Fin. Auth. Rev. Series 2005 (Baptist Homes of IN Proj.):
         400,000     5.25%, 11/15/25                                                                                        425,348
         215,000   IN Hlth. Fac. Fin. Auth. Hlth. Fac. Rev. Series 1998 (Holy Cross Health Sys. Corp. Proj.)
                     (MBIA insured), 5.00%, 12/1/28                                                                         219,670
                   IN Hlth. Fac. Fin. Auth. Hosp. Rev.:
                     Series 1993 (Community Hosp. of Anderson Proj.) (MBIA insured):
         135,000      6.00%, 1/1/14                                                                                         137,684
         650,000      6.00%, 1/1/23                                                                                         650,891
         600,000     Ref. Series 1998 (Floyd Memorial Hosp. & Hlth. Svcs. Proj.), 5.25%, 2/15/18                            615,054
                     Series 2001-A (Community Foundation Northwest IN):
       1,000,000      6.00%, 8/1/07                                                                                       1,008,900
       1,000,000      6.00%, 8/1/08                                                                                       1,022,920
       1,320,000      5.50%, 8/1/13                                                                                       1,376,192
         405,000      6.375%, 8/1/21                                                                                        436,655
         190,000      6.375%, 8/1/31                                                                                        203,876
         300,000     Series 2004-A (Community Foundation Northwest IN), 4.75%, 3/1/14                                       301,014
         500,000   IN HFA Single Family Mtg. Rev. Ref. Series 1992-A, 6.80%, 1/1/17                                         512,520
                   IN Hlth. Fac. Fin. Auth. Rev. Ref. Series 1998:
         170,000     (Greenwood Village South Proj.), 5.35%, 5/15/08                                                        170,090
       1,875,000     (Marquette Manor Proj.), 5.00%, 8/15/18                                                              1,881,919
       1,155,000   IN State Dev. Fin. Auth. Rev. Educ. Facs. Series 2003 (Archdiocese Indpls. Proj.),
                     5.50%, 1/1/33                                                                                        1,230,225
         250,000   Shelby Co. Indl. Jail Bldg. Corp. Rev. Ref. Series 1996 (First Mtg. Proj.) (MBIA insured),
                     5.30%, 7/15/07                                                                                         252,185
         340,000   St. Joseph Co. Ind. Hosp. Auth. Facs. Rev. Series 2005 (Madison Ctr. Oblig. Group. Proj.),
                     4.25%, 2/15/07                                                                                         339,939
                                                                                                                       -------------
                                                                                                                         11,318,942
                                                                                                                       -------------
   IOWA (1.1%)
         500,000   Carroll Co. Hosp. Rev. Series 2006-A (St. Anthony Regl. Hosp. Proj.), 5.00%, 11/1/31                     507,345
                   Coralville Urban Renewal Rev. Tax Increment Series 2006-A:

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
         240,000     5.00%, 6/1/11                                                                                          243,506
         115,000     5.00%, 6/1/12                                                                                          117,126
         120,000     5.00%, 6/1/14                                                                                          121,129
         185,000     5.00%, 6/1/15                                                                                          186,302
         405,000   Dickinson Co. Hsg. Sr. Rev. Series 2006-A (Spirit Lake - GEAC LLC Proj.), 5.375%, 12/1/16                403,291
         350,000   IA Fin. Auth. Sr. Hsg. Rev. Ref. Series 2006-A (Bethany Life Cmntys. Proj.), 5.20%, 11/1/16              349,895
       1,130,000   IA Fin. Auth. Multifamily Hsg. Rev. Ref. Series 1997-A (Kingswood Apts. Proj.)
                     (GNMA-collateralized), 6.15%, 5/1/32                                                                 1,157,730
                   IA Fin. Auth Single Family Rev. Series 2000-D (GNMA/FNMA Mtg. Backed Securities Proj.):
         110,000     5.65%, 7/1/07                                                                                          110,424
         105,000     5.75%, 7/1/09                                                                                          107,912
         500,000   Palo Alto Co. Hosp. Rev. Series 2006 (Palo Alto Co. Hosp. Proj.), 5.25%, 8/1/24                          510,325
         400,000   Washington Co. Hosp. Rev. Series 2006 (Washington Co. Hosp. Proj.), 5.125%, 7/1/15                       409,832
                                                                                                                       -------------
                                                                                                                          4,224,817
                                                                                                                       -------------
   KANSAS (0.0%)
          45,000   Olathe & Labette Cos. Mtg. Loan Rev. Series 1991-B (GNMA collateralized) zero coupon, 7.56%
                     effective yield on purchase date, 2/1/23                                                                14,578
                                                                                                                       -------------

   LOUISIANA (1.0%)
       7,200,000   Capital Appreciation Series 2000-D1 (GNMA & FNMA collateralized) zero coupon,
                     6.46% effective yield on purchase date, 4/1/34                                                       1,290,960
         500,000   New Orleans Auth. Spl. Tax Sr. Sub. Series 2003-A (Ernest N Morial Proj.) (Ambac Insured),
                     5.25%, 7/15/28                                                                                         534,180
         500,000   Juban Park Cmnty. Dev. Dist. Special Assessment Series 2006, 5.15%, 10/1/14                              501,925
                   LA Public Facs. Auth. Rev.:
         500,000     Series 1995-A (Glen Retirement Sys. Proj.), 6.50%, 12/1/15                                             505,580
         500,000     Series 2002-B (Ochsner Clinic Fdn. Proj.), 5.50%, 5/15/32                                              530,510
               1   Orleans Levee Dist. Rev. Series 1995-A (Tr. Rcpts.) (FSA insured), 5.95%, 11/1/14                              1
         450,000   South LA Port Common Rev. Ref. Series 1997 (Cargill, Inc. Proj.), 5.85%, 4/1/17                          460,062
                                                                                                                       -------------
                                                                                                                          3,823,218
                                                                                                                       -------------
   MAINE (0.5%)
       1,000,000   Skowhegan Pollution Ctrl. Rev. Ref. Series 1993 (Scott Paper Co. Proj.), 5.90%, 11/1/13                1,001,730
       1,000,000   South Berwick Educ. Rev. Series 1998 (Berwick Academy Issue), 5.25%, 8/1/13                            1,022,510
                                                                                                                       -------------
                                                                                                                          2,024,240
                                                                                                                       -------------
   MARYLAND (0.5%)
         310,000   MD Economic Dev. Corp. Rev. Ref. Sr. Lien Series 2006-A (Chesapeake Bay Proj.), 4.75%, 12/1/11           306,909
                   MD Hlth. & Hgr. Educ. Fac. Auth. Rev. Series 2007-B (King Farm Presbyterian Cmnty. Proj.):
       1,150,000     4.75%, 1/1/13                                                                                        1,148,804
         250,000     5.00%, 1/1/17                                                                                          250,140
                                                                                                                       -------------
                                                                                                                          1,705,853
                                                                                                                       -------------

   MASSACHUSETTS (1.2%)
         380,000   Lynn Mass. Wtr. & Swr. Rev. Series 2003-A (MBIA Insured), 5.00%, 12/1/32                                 401,592
       2,000,000   MA St. College Bldg. Auth. Proj. Rev. Series 1999-1 (MBIA Insured), 5.375%, 5/1/39                     2,086,700
                   MA Hlth. & Educ. Fac. Auth. Rev.:
         250,000     Series 1993-E (South Shore Hosp. Proj.) (MBIA insured), 5.50%, 7/1/20                                  253,108
                   MA Dev. Fin. Agy. Rev.
                     Series 2005 (Evergreen Ctr., Inc.):
         185,000      4.00%, 1/1/07                                                                                         184,994
         195,000      4.00%, 1/1/08                                                                                         193,844
         200,000      4.00%, 1/1/09                                                                                         197,650
         500,000     Series 2005-A (Curry College Proj.) (ACA Insured), 4.55%, 3/1/16                                       508,075
         600,000   MA Indus. Fin. Agy. Rev. Series 1995 (St. Mark's School Issue), 6.00%, 1/1/15                            612,678
                                                                                                                       -------------
                                                                                                                          4,438,641
                                                                                                                       -------------
   MICHIGAN (2.3%)
                   Chandler Park Academy Public School Rev. Series 2005:
          80,000     3.60%, 11/1/07                                                                                          79,432
         125,000     4.00%, 11/1/09                                                                                         123,444
         500,000     5.00%, 11/1/22                                                                                         507,100
         250,000   Detroit Sewer Disp. Rev. Ref. Series 2006-D, Variable Rate, 7/1/32                                       250,250
       1,000,000   Kent Hosp. Fin. Auth. Rev. Series 2005-A (Met Hosp. Proj.), 6.00%, 7/1/35                              1,102,290
       1,000,000   Kentwood Econ. Dev. Ltd. Oblig. Series 2006-A (Holland Home Proj.), 5.25%, 11/15/26                    1,031,040
                   MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2006 (Black River School Proj.):
         115,000     5.125%, 9/1/11                                                                                         115,584
         250,000     5.50%, 9/1/19                                                                                          255,053
                   MI Hosp. Fin. Auth. Rev. Ref. Series 1997-A:

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
         635,000     (Detroit Medical Group), 5.25%, 8/15/27                                                                652,189
         750,000   MI Strategic Fund Ltd. Obligation Rev. Ref. Series 2003 (Dow Chemical Proj.)
                     (Mandatory Put 6/1/08), 4.60%, 6/1/14                                                                  757,208
         750,000   Monroe Co. Hosp. Fin. Auth. Hosp. Rev. Ref. Series 2006 (Mercy Memorial Hosp. Proj.),
                     5.375%, 6/1/26                                                                                         790,200
         500,000   Plymouth Educ. Ctr. Charter Schl. Academy Rev. Ref. Series 2005, 5.00%, 11/1/11                          508,340
         300,000   Pontiac Tax Increment Fin. Auth. Rev. Ref. Series 2002 (Dev. Area 2 Proj.) (ACA insured),
                     5.625%, 6/1/22                                                                                         319,317
       2,095,000   Southfield Econ. Dev. Corp. Ltd. Obligation Rev. Series 1998-A (Lawrence Tech. Univ. Proj.),
                     5.25%, 2/1/13                                                                                        2,131,683
                                                                                                                       -------------
                                                                                                                          8,623,130
                                                                                                                       -------------
   MINNESOTA (2.0%)
         740,000   Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.)(Section 8), 6.375%, 4/1/20         759,048
       5,000,000   Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 5.295%, 11/1/32                                    5,097,600
       1,000,000   MN St. Hgr. Educ. Fac. Auth. Rev. Series 2006-6M (College of St. Benedict Proj.), 4.493%, 10/1/16      1,011,810
         600,000   St. Paul Hsg. & Redev. Auth. Rev. Series 2006 (Nursing Home NTS-Episcopal Proj.), 5.63%, 10/1/33         617,898
                                                                                                                       -------------
                                                                                                                          7,486,356
                                                                                                                       -------------
   MISSISSIPPI (0.7%)
                   MS Dev. Bank Spl. Oblig. Rev. Ref.:
         325,000     Series 1998 (Three Rivers Solid Waste Proj.), 5.125%, 7/1/14                                           325,198
                     Series 2006-B (Magnolia Regl. Hlth. Ctr. Proj.):
       1,000,000      5.00%, 10/1/13                                                                                      1,031,830
         200,000      4.00%, 10/1/08                                                                                        199,454
         100,000   MS Business Fin. Corp. Hlth. Fac. Rev. Series 1998 (Rush Medical Foundation Inc. Proj.),
                      5.375%, 7/1/15                                                                                         99,629
       1,000,000   MS Hosp. Equip. & Facs. Auth. Rev. Series 1997-A (Rush Med. Fdn. Proj.), 6.00%, 1/1/16                 1,020,580
                                                                                                                       -------------
                                                                                                                          2,676,691
                                                                                                                       -------------
   MISSOURI (2.1%)
       1,000,000   Cameron Indl. Dev. Auth. Rev. Ref. Series 2000 (Cameron Cmnty. Hosp. Proj.)
                     (ACA insured), 5.80%, 12/1/09                                                                        1,018,670
         500,000   Cape Girardeau Co. Indl. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (Southeast MO Hosp.
                     Assoc. Proj.), 5.75%, 6/01/32                                                                          526,315
         500,000   Chillicothe Tax Increment Rev Series 2006 (South U.S. 65 Proj.), 5.625%, 4/1/27                          512,090
         155,000   Greene Co. C.O.P. Series 2000 (Law Enforcement Proj.), 5.50%, 7/1/09                                     158,241
         335,000   Hannibal Indl. Dev. Auth. Tax Increment & Transn. Dev. Rev. Ref. & Impt. Series 2006
                     (Stardust-Munger Proj.), 4.70%, 4/15/23                                                                335,315
                   MO Dev. Finance Board Infrastructure Fac. Rev.:
                     Series 2000A (Eastland Ctr. Proj. Phase 1):
         710,000      5.75%, 4/1/09                                                                                         724,484
         550,000      5.75%, 4/1/12                                                                                         567,408
       1,000,000     Series 2000-B (Eastland Ctr. Proj. Phase 2), 6.00%, 4/1/15                                           1,043,090
         500,000   MO Hlth. & Educ. Fac. Auth. Rev. Series 2005-A (Sr. Living Fac.-Lutheran Sr. Svcs. Proj.),
                     5.375%, 2/1/35                                                                                         523,635
         700,000   MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev. Series 1999 (Park College Proj.), 5.55%, 6/1/09              700,077
                   MO Environmental Impt. & Energy Res. Auth. Water Fac. Rev. Ref.:
         825,000     Series 1996, 5.25%, 12/1/09                                                                            834,240
         150,000     Series 1999 (Tri-Co. Water Auth. Proj.)(Radian insured), 5.50%, 4/1/07                                 150,650
         500,000   St. Louis Indl. Dev. Auth. Tax Allocation Rev. Series 2006 (Southtown Redev. Proj.),
                     5.125%, 5/1/26                                                                                         500,905
         275,000   Univ. City Indl. Dev. Auth. Hsg. Rev. Ref. Series 1995-A (Canterbury Proj., 5.75%, 12/20/15              275,311
                                                                                                                       -------------
                                                                                                                          7,870,431
                                                                                                                       -------------
   MONTANA (0.3%)
         977,367   MT Fac. Fin. Auth. Rev. Series 2005 (Great Falls Pre-Release Svcs. Proj.), 5.08%, 4/1/21               1,022,991
                                                                                                                       -------------

   NEBRASKA (0.1%)
         500,000   Mead Vlg. Tax Allocation Rev. Series 2006-A (E3 Biofuels - Mead LLC Proj.), 5.125%, 7/1/12               500,590
                                                                                                                       -------------

   NEVADA (0.7%)
         600,000   Las Vegas Paiute Tribe Rev. Series 2002A (ACA insured), 6.625%, 11/1/17                                  668,496
         340,000   North Las Vegas LOC Impt. Spl. Assessment Ref. Sub. Spl. Series 2006-B (Impt. Dist. No. 60),
                     4.50%, 12/1/10                                                                                         341,081
                   NV Hsg. Dev. SF Mtg. Program:
                     Series 1995-A:
         400,000      6.00%, 6/1/08                                                                                         398,956
       1,000,000      6.125%, 6/1/12                                                                                        998,800
         140,000     Mezzanine Series 1998B-1, 5.30%, 4/1/16                                                                143,945
                                                                                                                       -------------
                                                                                                                          2,551,278
                                                                                                                       -------------
   NEW HAMPSHIRE (1.3%)
                   Manchester Hsg. & Redev. Auth. Rev.:
         300,000     Series 2000-B (Radian insured) zero coupon, 5.25% effective yield on purchase date, 1/1/19             176,244
         890,000     Series 2000-A (ACA insured), 6.75%, 1/1/15                                                             958,432

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
                   NH Hlth. & Educ. Fac. Auth. Rev.:
         500,000     Series 2004 (Covenant Hlth. Proj.), 5.00%, 7/1/14                                                      522,250
         485,000     Series 2006 (The Memorial Hosp. Proj.), 5.25%, 6/1/16                                                  514,658
         615,000     Series 2006-A (Havenwood-Heritage Heights Proj.), 5.00%, 1/1/16                                        616,765
                   NH Hlth. & Educ. Facs. Auth. Hosp. Rev. Series 2004 (Speare Mem. Hosp. Proj.):
         255,000     5.00%, 7/1/10                                                                                          256,953
         500,000     5.00%, 7/1/16                                                                                          506,220
         690,000   NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Catholic Charities Proj.), 5.75%, 8/1/12            702,455
         135,000   NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Monadnock Cmnty. Hosp.), 5.25%, 10/1/07             135,964
         265,000   NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (New Hampton School), 5.00%, 10/1/08                 266,839
         190,000   NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (Rivier College Proj.), 5.55%, 1/1/18                196,266
                                                                                                                       -------------
                                                                                                                          4,853,046
                                                                                                                       -------------

   NEW JERSEY (0.1%)
         365,000   NJ Hlth. Care Facs. Fin. Auth. Rev. Series 1997 (Capital Health Sys. Proj.), 5.125%, 7/1/12              374,541
                                                                                                                       -------------

   NEW MEXICO (0.4%)
         705,000   NM MFA Forward Mortgage-Backed Series 1995-E (GNMA collateralized), 6.95%, 1/1/26                        713,749
         500,000   NM Hsg. Auth. Region III Multifamily Hsg. Rev. Series 2003-A (Villa Del Oso Apts. Proj.),
                     6.00%, 7/1/17                                                                                          531,975
         160,000   Taos Co. Gross Receipts Tax Rev. Series 2004 (Co. Education Improvement Proj.), 3.25%, 10/1/08           157,739
                                                                                                                       -------------
                                                                                                                          1,403,463
                                                                                                                       -------------
   NEW YORK (0.5%)
         170,000   Monroe Co. Indl. Dev. Agy. Student Hsg. Rev. Series 1999-A (Collegiate Hsg. Fdn. - Rochester
                     Institute of Technology Proj.), 4.90%, 4/1/09                                                          171,788
       1,230,000   NY Dorm Auth. Rev. Series 1996-A (Maimonides Med. Ctr. Proj.), 5.75%, 8/1/24                           1,256,580
         190,000   NY Cos. Tobacco Trust IV Settlement Pass-Thru Rev. Series 2005-A, 4.25%, 6/1/21                          187,534
                   NY Tobacco Settlement Fing. Corp Asset-Backed Rev.:
         160,000     Series 2003-C1, 5.00%, 6/1/11                                                                          160,174
         250,000     Series 2003-C1, 5.25%, 6/1/13                                                                          255,353
                                                                                                                       -------------
                                                                                                                          2,031,429
                                                                                                                       -------------
   NORTH CAROLINA (0.8%)
         500,000   Charlotte-Mecklenburg Hosp. Auth. Hlth. Care Sys. Rev. Series 1997-A (Carolinas Hlth.
                     Care Proj.), 5.00%, 1/15/14                                                                            510,445
         160,000   Mecklenburg Co. Indus. Facs. & Pollution Ctrl. Fin. Auth. Rev. Series 1993 (Fluor Corp. Proj.),
                     5.25%, 12/1/09                                                                                         160,142
         250,000   NC Med. Care Commission Hosp. Rev. Series 1995 (Gaston Memorial Hsop. Proj.), 5.50%, 2/15/19             256,490
                   NC Med. Care Commission Hlth. Care Hsg. Rev. Series 2004-A:
         500,000     (The ARC of NC Proj.), 4.65%, 10/1/14                                                                  505,810
         700,000     (ARC Proj.), 5.80%, 10/1/34                                                                            755,811
         420,000   NC Med. Care Commission Rev. Series 2003 (FHA Insd. Mtg.-Betsy Johnson Proj.)
                     (FSA insured), 5.375%, 10/1/24                                                                         454,121
         190,000   Northern Hosp. Dist. Surry. Co. Hlth. Care Facs. Rev. Series 1999, 5.50%, 10/1/19                        200,608
                                                                                                                       -------------
                                                                                                                          2,843,427
                                                                                                                       -------------
   NORTH DAKOTA (0.2%)
                   Grand Forks Sr. Hsr. Rev. Ref. Series 2006 (4000 VY Square Proj.), 4.50%, 12/1/08
         260,000     4.50%, 12/1/08                                                                                         260,133
         395,000     4.60%, 12/1/10                                                                                         395,533
                                                                                                                       -------------
                                                                                                                            655,666
                                                                                                                       -------------
   OHIO (2.3%)
         100,000   Akron Bath Copley Twp. Hosp. Dist. Rev. Series 2006-A (Akron Gen. Hlth. Sys. Proj.), 4.00%, 1/1/08       100,049
          75,000   Akron Waterworks Rev. Ref. Series 1996 (MBIA insured), 4.80%, 3/1/07                                      75,139
         330,000   Blue Ash Tax Allocation Rev. Series 2006 (Duke Realty Ohio Proj.), 5.00%, 12/1/21                        336,227
         295,000   Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 1999-A (Port of Cleveland Bond Fund Capital
                     Imprv. Proj.), 5.375%, 5/15/19 300,328 Cleveland-Cuyahoga Co. Port. Auth. Dev. Rev. :
         700,000     Series 2004-D (Garfield Heights Proj.), 5.25%, 5/15/23                                                 719,264
         610,000     Series 2004-E (Meyers Univ. Proj.), 4.65%, 5/15/14                                                     611,598
         530,000     Series 2004-E (Meyers Univ. Proj.), 5.60%, 5/15/25                                                     555,599
         275,000     Series 2005-B (Fairmount Proj.), 5.125%, 5/15/25                                                       280,387
         750,000     Series 2006-A (Sr. Hsg. - St. Clarence - Geac Proj.), 6.00%, 5/1/21                                    770,962
         430,000   Cleveland C.O.P. Series 1997 (Cleveland Stadium Proj.), 5.25%, 11/15/2027                                443,218
       1,000,000   Dayton Special Facs. Rev. Ref. Series 1998-A (Emery Air Freight Proj.), 5.625%, 2/1/18                 1,037,240
       2,000,000   Hamilton Co. Hlth. Care Rev. Ref. Series 2006-A (Life Enriching Cmntys. Proj.), 5.00%, 1/1/27          2,042,640
         805,000   Lorain Co. Hosp. Rev. Series 1997-B (Catholic Hlth.Care Partners Proj.) (MBIA insured),
                     5.50%, 9/1/27                                                                                          829,214
         500,000   Miami Co. Hosp. Fac. Rev. Ref. Impt. Series 2006 (Upper Valley Med. Ctr. Proj.), 5.25%, 5/15/17          531,910
                                                                                                                       -------------

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,633,775
                                                                                                                       -------------
   OKLAHOMA (2.5%)
                   Citizen Potawatomi Nation Tax Rev. Series 2004-A:
         660,000     5.00%, 9/1/08                                                                                          659,116
         500,000     6.50%, 9/1/16                                                                                          530,755
         250,000   Langston Econ. Dev. Auth. Rev. Series 2005-A (Langston Univ. Proj.) (ACA insured), 5.00%, 5/1/35         255,975
         500,000   McClain Co. Econ. Dev. Auth. Educ. Fac. Lease Rev. Series 2006 (Newcastle Pub. School Proj.),
                     4.125%, 9/1/08                                                                                         499,895
                   Norman Regl. Hosp. Auth. Rev.:
       1,500,000     Ref. Series 1996-A (MBIA insured), 5.625%, 9/1/16                                                    1,532,070
         340,000     Ref. Series 1996-A (MBIA insured), 5.625%, 9/1/21                                                      347,228
         500,000     Series 2005, 5.50%, 9/1/24                                                                             537,205
         915,000   Oklahoma St. Ind. Auth Rev. Series 2006 (YMCA Greater OK Earlywine Proj.), 4.875%, 7/1/22                908,119
       1,345,000   Tulsa Indl. Auth. Educ. Fac. Rev. Ref. Series 1999-B (Holland Hall School Proj.), 5.00%, 12/1/14       1,376,594
         995,000   Valley View Hosp. Auth. Rev. Ref. Series 1996, 6.00%, 8/15/14                                          1,015,885
       1,250,000   Washington Co. Med. Auth. Rev. Bartlesville Ref. Series 1996 (Jane Phillips Med. Ctr. Proj.)
                     (Connie Lee insured), 5.50%, 11/1/10                                                                 1,264,088
         500,000   Weatherford Hosp. Auth. Rev. Series 2006, 6.00%, 5/1/16                                                  524,500
                                                                                                                       -------------
                                                                                                                          9,451,430
                                                                                                                       -------------
   OREGON (1.1%)
                   Cow Creek Band Umpqua Tribe of Indians Rev.:
         500,000     Series 2006-C, 4.875%, 10/1/08                                                                         500,530
         200,000   Klamath Falls Intercmnty. Hosp. Auth. Rev. Ref. Series 2002 (Merle West Med. Ctr. Proj.),
                     5.20%, 9/1/09                                                                                          203,676
       1,250,000   OR G.O. Series 2001-81 (Veterans Welfare Proj.), 5.25%, 10/1/42                                        1,287,638
         150,000   OR Hsg. & Cmty. Svcs. Dept. Mtg. Rev. Series 2000-K, 5.70%, 7/1/22                                       151,037
         500,000   Salem Hosp. Fac. Auth. Rev. Series 2006-A (Salem Hosp. Proj.), 5.00%, 8/15/27                            526,925
       1,480,000   Western Generation Agy. Sub. Lien Rev. Series 2006-C (Wauna Cogeneration Proj.), 5.00%, 1/1/21         1,490,390
                                                                                                                       -------------
                                                                                                                          4,160,196
                                                                                                                       -------------
   PENNSYLVANIA (4.9%)
         200,000   Abington Co. School Dist. G.O. Series 1997 (FGIC insured), 5.125%, 5/15/26                               200,886
                   Allegheny Co. Hosp. Dev. Auth. Rev. Series 2003-A (Ohio Valley Gen. Hosp. Proj.):
         245,000     3.30%, 4/1/08                                                                                          242,227
         135,000     3.875%, 4/1/10                                                                                         133,388
         125,000   Beaver Co. Indus. Dev. Auth. Pollution Ctrl. Rev., Series 1977 (St. Joe Minerals Corp. Proj.),
                      6.00%, 5/1/07                                                                                         125,145
         565,000   Chartiers Valley Indl. & Commercial Dev. Auth. Rev. Ref. Series 2003-A
                     (Friendship Village South Proj.), 4.75%, 8/15/11                                                       567,774
          85,000   Delaware Co. Auth. Hosp. Rev. Series 1994 (Crozer-Chester Proj.)(MBIA insured), 5.30%, 12/15/20           85,044
       1,210,000   Delaware River Port Auth. PA & NJ Rev. Series 1995 (FGIC insured), 5.50%, 1/1/26                       1,223,842
         555,000   Erie Auth. Pkg. Fac. Rev. Series 2006, 4.60%, 9/1/21                                                     562,764
         500,000   Harrisburg Auth. Univ. Rev. Series 2007-A (Harrisburg Univ of Science Proj.), 5.40%, 9/1/16              504,460
       2,750,000   Grove City Area Hosp. Auth. Rev. Series 1998 (United Cmnty. Hosp. Proj.), 5.25%, 7/1/12                2,756,105
         250,000   Lancaster Co. Hosp. Auth. Rev. Series 2006 (Hlth. Center-Masonic Homes Proj.), 5.00%, 11/1/26            261,658
                   Lehigh Co. General Purpose Auth. Rev.:
         500,000     Rev. Series 2003 (Saint Luke's Bethlehem Proj.), 5.25%, 8/15/23                                        524,470
       1,270,000   Montgomery Co. Indus. Dev. Auth. Retirement Cmnty. Rev. Series 1998, 5.25%, 11/15/28                   1,301,115
         730,000   PA Econ. Dev. Fin. Auth. Rev. Series 1998-A (Northwestern Human Svcs. Proj.) (ACA insured),
                     4.875%, 6/1/08                                                                                         735,723
                   PA Hgr. Educ. Fac. Auth. Hlth. Svcs. Rev. Series 1996-A (Allegheny Delaware Valley
                     Obligated Group, Inc.) (MBIA insured):
       3,890,000      5.875%, 11/15/16                                                                                    3,974,219
                   PA Higher Educ. Fac. Auth.  Rev.:
         590,000     Series 2000 (Univ. of the Arts Proj.) (Radian insured), 5.75%, 3/15/30                                 621,146
                     Series 2005 (Widener Univ. Proj.):
         100,000      3.00%, 7/15/07                                                                                         99,512
         190,000      3.10%, 7/15/08                                                                                        187,479
         370,000     Series 2006-FF2 (Assn. Indpt. Colleges & Univ. Proj.) (Radian insured), 5.00%, 12/15/24                389,362
       1,000,000   PA Hgr. Educ. Fac. Auth. College & Univ. Rev. Series 1998 (Geneva College Proj.), 5.375%, 4/1/15       1,029,810
         300,000   PA State Univ. Rev. Series 1997-A (MBIA insured), 5.00%, 8/15/27                                         307,551
                   Philadelphia Hosp. & Hgr. Educ. Fac. Auth. Hosp. Rev. (Temple Univ Hosp. Proj.):
                     Series 1993-A:
         530,000      6.50%, 11/15/08                                                                                       546,022
         385,000      6.625%, 11/15/23                                                                                      386,756
         440,000     Series 1997, 5.875%, 11/15/23                                                                          449,337
       1,200,000   Washington Co. Auth. Rev. Series 1999, 6.15%, 12/1/29                                                  1,286,988
                                                                                                                       -------------

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         18,502,783
                                                                                                                       -------------
   PUERTO RICO (0.3%)
       1,000,000   Puerto Rico Comwlth. Infrastructure Fin. Auth. Special Obilgation Series 2000-A, 5.50%, 10/1/32        1,074,140
                                                                                                                       -------------

   RHODE ISLAND (0.3%)
         260,000   RI Clean Water Protection Fin. Agy. Pooled Lien Rev. Series 1995A (MBIA insured), 5.375%, 10/1/15        262,935
                   RI Hlth. & Educ. Bldg. Corp. Rev. Series 1997 (Steere House Proj.):
         260,000     5.375%, 7/1/07                                                                                         261,180
         565,000     5.80%, 7/1/20                                                                                          574,006
                                                                                                                       -------------
                                                                                                                          1,098,121
                                                                                                                       -------------
   SOUTH CAROLINA (1.8%)
                   Berkeley Co. Sch. Dist. Intallment Lease (Securing Assets For Education Proj.):
         500,000     Series 2003, 5.25%, 12/01/2019                                                                         526,630
       1,000,000     Series 2006, 5.00%, 12/1/20                                                                          1,051,070
         400,000   Charleston Educ. Excellence Fin. Rev. Series 2005 (Charleston Co. Schl. Dist. Proj.),
                     5.25%, 12/1/20                                                                                         433,136
          60,000   Greenville Hosp. Sys. Hosp. Fac. Rev. Series 2001, 5.00%, 5/1/31                                          62,068
       1,500,000   Kershaw Co. Public Sch. Fdn. Installment Pwr. Rev. Series 2006 (Kershaw Co. Sch. Dist. Proj.)
                     (CIFG insured), 5.00%, 12/1/25                                                                       1,592,760
                   Newberry Investing Children's Educ. Installment Rev. Series 2005 (Newberry Co. School Dist. Proj.):
       1,000,000     5.25%, 12/1/21                                                                                       1,061,370
         500,000   Scago Educ. Fac. Corp. For Beaufort Sch. Dist. Installment Rev. Series 2006 (FSA Insured),
                     5.00%, 12/1/31                                                                                         529,670
                   SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Ref. & Impt. Series 2006 (Hampton Regl. Med. Proj.):
         390,000     4.60%, 11/1/09                                                                                         390,390
         735,000     4.65%, 11/1/11                                                                                         734,640
         500,000   SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Series 2006 (Tuomey Regl. Med. Ctr. Proj.)
                      (CIFG insured), 5.00%, 11/1/30                                                                        527,050
                                                                                                                       -------------
                                                                                                                          6,908,784
                                                                                                                       -------------
   SOUTH DAKOTA (0.3%)
                   SD Hlth. & Educ. Fac. Auth. Rev.:
                     Ref. Series 2006 (Huron Regional Med. Ctr. Proj.):
         100,000      4.00%, 4/1/07                                                                                          99,970
         125,000      4.25%, 4/1/08                                                                                         125,126
         410,000     Series 2006 (Westhills Village Retirement Community), 5.00%, 9/1/19                                    425,576
         500,000     Series 2004-A (Sioux Valley Hosp. & Hlth.), 5.25%, 11/1/34                                             524,610
                                                                                                                       -------------
                                                                                                                          1,175,282
                                                                                                                       -------------
   TENNESSEE (2.2%)
         500,000   Johnson City Hlth. & Educ. Fac. Brd. Hosp. Rev. Series 2006-A (Mountain States Hlth. Alliance
                     Proj.), 5.50%, 7/1/31                                                                                  536,325
         835,000   Knox Co. Hlth. Educ. & Hsg. Fac. Brd. Rev. Series 1999 (Univ. Hlth. Sys. Inc. Proj.),
                     5.625%, 4/1/29                                                                                         863,515
                   Metro Govt. Nashville & Davidson Co. Indus. Dev. Brd. Rev. Ref.:
         250,000     Series 1994-A (Section 8) (FNMA collateralized), 6.00%, 4/1/24                                         251,253
         240,000     Series 2001-A (GNMA collateralized), 6.625%, 3/20/36                                                   263,316
                   Shelby Co. Hlth., Educ. & Hsg. Fac. Board Multifamily  Hsg. Rev.:
                     (CME Memphis Apts. Proj.):
       1,850,000      Senior Series 1998-A, 5.35%, 1/1/19 (3)                                                               746,938
       7,875,000      Senior Series 1998-A, 5.55%, 1/1/29 (3)                                                             3,126,454
       1,630,000      Subordinate Series 1998-C, 6.00%, 1/1/29 (3)                                                               16
                     (Eastwood Park Apts. Proj.):
       1,000,000      Senior Series 1995-A2, 6.40%, 9/1/25 (3)                                                              402,110
         405,000      Subordinate Series 1995-C, 7.50%, 9/1/25 (3)                                                                4
                     (Raleigh Forest & Sherwood Apts. Proj.):
       2,670,000      Senior Series 1996-A, 6.60%, 1/1/26 (3)                                                             1,073,287
         610,000      Subordinate Series 1996-C, 7.25%, 1/1/26 (3)                                                            1,366
         500,000     Series 2006-A (Trezevant Manor Proj.), 4.90%, 9/1/11                                                   500,525
         500,000     Sullivan Co. Hlth. Educ. & Hsg. Fac. Brd. Hosp. Rev. Series 2006-C,
                      (Wellmont Hlth. Sys. Proj.), 5.25%, 9/1/36                                                            525,110
                                                                                                                       -------------
                                                                                                                          8,290,219
                                                                                                                       -------------
   TEXAS (12.4%)
       2,500,000   Arlington Special Oblig. Rev. Series 2005-A (Special Tax-Dallas Cowboys Proj.), 5.00%, 8/15/34         2,627,600
                   Austin Convention Enterprises, Inc. (Convention Ctr.) Revenue:
          25,000     Series 2001-A (Convention Center), 6.375%, 1/1/16                                                       27,139
         500,000     Series 2001-B (ZC Specialty Ins. Co.), 6.00%, 1/1/23                                                   542,060
         400,000     Ref. First Tier Series 2006-B, 6.00%, 1/1/10                                                           413,512
                   Austin Utilities System Rev. Ref.:
          20,000     Series 1993 (MBIA insured), 5.25%, 5/15/18                                                              20,023

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
         500,000     Series 1997, 5.125%, 11/15/13                                                                          505,905
       1,000,000   Bell Co. Hlth. Fac. Dev. Corp. Retirement Fac. Rev. Series 1998 (Buckner Retirement Services, Inc.
                     Obligated Group, Proj.), 5.00%, 11/15/11                                                             1,024,410
       1,500,000   Bexar Co. Hlth. Fac. Dev. Corp. Rev. Ref. Series 1993 (Incarnate Word Hlth. Svcs. Proj.)
                     (FSA insured), 6.10%, 11/15/23                                                                       1,582,710
                   Bexar Co. HFC Multifamily Hsg. Rev.:
         565,000     Subordinated Series 2000-C (Honey Creek Apts. Proj.), 8.00%, 4/1/30                                    568,243
         145,000     Subordinated Series 2001-B (American Oppty. Hsg. Dublin Kingswood & Waterford Apts. Proj.),
                     7.50%, 12/1/14                                                                                         150,437
       1,000,000     Series 2001-A-1 (Stablewood Farms Proj.) (GNMA Insured), 6.25%, 7/20/43                              1,104,700
         440,000     Series 2001-A-1 (American Opportunity -Waterford Proj.), 6.50%, 12/1/21                                473,761
         495,000   Bexar Co. Rev. Series 2000 (Venue Proj.)(MBIA insured), 5.75%, 8/15/22                                   521,393
         500,000   Brazos Co. Hlth. Fac. Dev. Corp. Franciscan Svcs. Corp. Series 2002, 5.375%, 1/01/2032                   527,420
         650,000   Brazos River Hbr. Nav. Dist Rev. Series 2002-B-2 (Dow Chemical Co. Proj.), 4.75%, 5/15/33                651,982
         750,000   Cameron Educ. Corp. Rev. Series 2006-A (Faith Family Academy Proj.) (ACA Insured), 5.00%, 8/15/21        777,810
         500,000   Dallas Area Rapid Transit Rev. Sr. Lien Series 2001 (Ambac Insured), 5.00%, 12/1/26                      518,055
       6,142,000   Dallas HFC Multifamily Mtg. Rev. Series 1998-A (GNMA collateralized) (Towne Ctr. Apts. Proj.),
                     6.75%, 10/20/32                                                                                      6,573,598
         200,000   Denison Hosp. Rev. Series 1997 (Texoma Med. Ctr., Inc. Proj.), 6.125%, 8/15/17                           204,544
         500,000   Galveston Co. Hlth. Fac. Dev. Corp. Rev. Series 1995 (Devereux Foundation Proj.)
                     (MBIA insured), 5.00%, 11/1/14                                                                         507,275
                   Garza Co. Public Hlth. Fac. Corp. Rev.
         750,000     Series 2006, 5.00%, 10/1/11                                                                            761,347
         500,000     Series 2006, 5.50%, 10/1/16                                                                            530,370
         500,000   Harris Co. Municipal Util. Dist. No. 360 G.O. Series 1998 (FSA Insured), 4.875%, 12/1/23                 504,495
         500,000   Harris Co. Rev. Ref. Sr. Lien Series 2005-A (Toll Road Proj.) (FSA insured), 5.25%, 8/15/35              522,260
         310,000   Harris Co. Hlth. Fac. Dev. Corp. Hosp. Rev. Series 1998 (Hermann Hosp. Sys. Proj.)
                      FSA insured), 5.25%, 6/1/27                                                                           318,268
                   Hidalgo Co. Hlth. Svcs. Rev. Series 2005 (Mission Hosp., Inc. Proj.):
         515,000     4.00%, 2/15/07                                                                                         514,763
         700,000     5.00%, 8/15/19                                                                                         712,558
         750,000   Houston Cmnty. College G.O. Ref. Series 2005, 5.00%, 2/15/12                                             751,057
                   Kerrville Hlth. Fac. Dev. Corp. Hosp. Rev. Series 2005 (Sid Peterson Memorial Hosp. Proj.):
         655,000      4.125%, 8/15/10                                                                                       652,681
       1,500,000      5.45%, 8/15/35                                                                                      1,513,500
          48,081   Midland HFC Single Family Mtg. Rev. Ref. Series 1992 A-2, 8.45%, 12/1/11                                  48,816
                   Mesquite Hlth. Fac. Dev. Corp. Retirement Fac. Rev. (Christian Care Ctr. Proj.):
         625,000     Series 2000-A, 7.00%, 2/15/10                                                                          655,275
         750,000     Series 2005, 5.00%, 2/15/15                                                                            768,990
       1,000,000   Muleshoe Indpt. Sch. Dist. G.O. Series 2006 (Sch. Bldg. Proj.), 5.00%, 2/15/31                         1,005,840
       7,194,000   Nortex Hsg. Fin. Corp. Multifamily Hsg. Rev. Series 1999 (GNMA collateralized) (Highland Oaks Apts.
                     Proj.), 6.75%, 9/20/32                                                                               7,757,578
       1,250,000   North Harris Co. Regl. Water Auth. Rev. Sr. Lien Series 2005 (MBIA Insured), 5.00%, 12/15/32           1,311,013
         500,000   Red River Auth. Pollution Ctrl. Rev. Ref. Series 1991 (Ambac insured), 5.20%, 7/1/11                     505,830
                   Richardson Hosp. Auth. Rev. Ref. Series 1998 (Baylor/Richardson Proj.):
         585,000     5.50%, 12/1/18                                                                                         602,544
         875,000     5.625%, 12/1/28                                                                                        904,855
         350,000   Sendero I Pub. Fac. Corp. Multifamily Hsg. Rev. Series 2003-A (Crown Meadows Proj.), 5.00%, 6/1/23       364,886
                   Tarrant Co. Hlth. Facs. Dev. Corp. Rev. Series 1997-A:
         750,000     (Hlth. Resources Sys. Proj.), 5.25%, 2/15/22                                                           774,885
                   Tarrant Co. HFC Multifamily Hsg. Rev:
         530,000     Senior Series 2001-A (Westridge Apts. Proj.), 5.50%, 6/1/11 (3)                                        250,727
         485,000     Subordinate Series 2001-C (Crossroads Apt. Proj.), 7.25%, 12/1/36 (3)                                    2,789
                   TX Affordable Hsg. Corp. Multifamily Hsg. Rev:
         500,000     Senior Series 2001-A (NHT / GTEX Proj.)(MBIA insured), 4.10%, 10/1/08                                  498,900
         740,000     Junior Series 2001-B (NHT / GTEX Proj.), 6.75%, 10/1/16 (3)                                             97,354
                   TX Municipal Gas Acq. & Supply Corp. I Gas Supply Sub. Lien Rev.:
         250,000     Series 2006-B, Variable Rate, 12/15/26                                                                 250,000
         500,000     Series 2006-C, Variable Rate, 12/15/26                                                                 500,000
         265,000   TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev. Series 1996, 6.20%, 9/1/16          268,509
         205,000   TX St. Student Hsg. Corp. Rev. Series 2002 (Midwestern St. Univ. Proj.), 5.50%, 9/1/12                   209,485
                   TX Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.:
       1,000,000     Series 2006-A (Kipp Inc. Proj.) (ACA Insured), 5.00%, 2/15/28                                        1,024,020
         750,000     Series 2006-A (Ed-Burnham Wood Proj.), 5.50%, 9/1/18                                                   753,143
                   TX Water Dev. Brd. State Revolving Fund Sr. Lien Rev.:
         500,000     Series 1996-A, 5.25%, 7/15/17                                                                          500,580
         250,000     Series 1996-B, 5.125%, 7/15/18                                                                         250,155

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
         340,000   Tyler Hlth. Facs. Dev. Corp. Rev. Series 1997-B (East TX Med. Ctr. Proj.), 5.60%, 11/1/27                351,373
         205,000   Weslaco Hlth. Fac. Dev. Series 2002 (Knapp Med. Ctr. Proj.), 5.00%, 6/1/07                               205,580
         500,000   Winkler Co. G.O. Series 2006 (Radian insured ), 5.25%, 2/15/31                                           533,190
                                                                                                                       -------------
                                                                                                                         46,500,193
                                                                                                                       -------------
   UTAH (0.6%)
         725,000   Eagle Mountain Water & Sewer Rev. Ref. Series 2000 (ACA insured), 5.60%, 11/15/13                        768,790
                   Salt Lake Co. College Rev. (Westminster College Proj.):
       1,000,000     Series 1997, 5.75%, 10/1/27                                                                          1,025,000
                     Series 1999:
         120,000      5.15%, 10/1/11                                                                                        123,839
         125,000      5.20%, 10/1/12                                                                                        129,100
         130,000      5.25%, 10/1/13                                                                                        134,323
         240,000   UT Hsg. Finance Agy. Multifamily Rev. Ref. Series 1996-A (Section 8)
                     (FHA insured), 6.10%, 7/1/22                                                                           245,078
                                                                                                                       -------------
                                                                                                                          2,426,130
                                                                                                                       -------------
   VERMONT (0.1%)
                   VT Educ. & Hlth. Bldgs. Financing Agency Rev.:
          85,000     Series 2002-A (Developmental & Mental Hlth. Proj.), 4.375%, 6/15/07                                     84,737
         400,000     Series 2003-A (Vermont Law School Proj.), 5.00%, 1/1/13                                                403,984
                                                                                                                       -------------
                                                                                                                            488,721
                                                                                                                       -------------
   VIRGINIA (1.2%)
         415,000   Alexandria Indl. Dev. Auth. Rev. Pollution Control Ref. Series 1994 (Potomac Electric Proj.)
                     (MBIA insured), 5.375%, 2/15/24                                                                        415,519
         250,000   Chesterfield Co. Indl. Dev. Auth. Pollution Ctrl. Rev. Series 1987-A Rmktg.
                     (VA Elec. & Power Co. Proj.), 5.875%, 6/1/17                                                           269,482
       1,000,000   Farms New Kent Cmnty. Dev. Auth. Spl. Assmt. Series 2006-A, 5.125%, 3/1/36                             1,008,280
         250,000   Henrico Co. Econ. Dev. Auth. Res. Care Fac. Rev. Ref. Mortgage Series 2006
                     (Westminster Canterbury Proj.), 5.00%, 10/1/27                                                         257,177
         100,000   Prince William Co. Indus. Dev. Auth. Educ. Fac. Rev. Series 2003 (Catholic Diocese Arlington):
                     5.00%, 10/1/18                                                                                         103,567
         400,000   Suffolk Indl. Dev. Auth. Retirement Facs. Rev. Ref. Series 2006 (Lake Prince Ctr. Proj.),
                     4.625%, 9/1/11                                                                                         401,676
       2,000,000   Virginia St. Hsg. Dev. Auth. Comwlth. Mtg. Rev. Series 2001-H1 (MBIA insured), 5.375%, 7/1/36          2,108,140
                                                                                                                       -------------
                                                                                                                          4,563,841
                                                                                                                       -------------
   WASHINGTON (0.8%)
       2,000,000   King Co. G.O. Ref. Series 1998-B, 5.00%, 1/1/30                                                        2,037,540
         500,000   Skagit Co. Public Hosp. Dist. No. 001  Rev. Series 2005 (Skagit Valley Hosp. Proj.), 5.50%, 12/1/13      530,385
         500,000   WA G.O. Variable Purpose Series 2001-A (FSA insured), 5.00%, 7/1/22                                      521,475
                                                                                                                       -------------
                                                                                                                          3,089,400
                                                                                                                       -------------
   WEST VIRGINIA (1.3%)
       3,500,000   Pleasants Co. Pollution Ctrl. Rev. Series 1995-C (Monongahela Pwr. Co.), 6.15%, 5/1/15                 3,561,565
       1,250,000   WV Schl. Bldg. Auth. Rev. Ref. Cap. Impt. Series 1997-B (FSA insured), 5.40%, 7/1/17                   1,284,913
                                                                                                                       -------------
                                                                                                                          4,846,478
                                                                                                                       -------------
   WISCONSIN (3.5%)
         500,000   Freedom Co. Dist. No. 1 Waterworks Sys. Rev. Series 2006 (Bond Antic Notes), 4.90%, 6/1/11               504,140
                   WI Hlth. & Educ. Fac. Auth. Rev.:
         550,000     Series 1995 (Franciscan Sisters Proj.)(Connie Lee insured), 5.50%, 2/15/14                             551,100
         850,000     Ref. Series 1997-B, (United Hlth. Grp., Inc. Proj.), 5.50%, 12/15/20                                   879,478
         195,000     Series 1998 (Lawrence Univ. Proj.), 5.125%, 4/15/28                                                    196,523
         365,000     Series 1999 (FH Hlth. Care Dev. Inc Proj.), 5.625%, 11/15/09                                           373,508
                     Series 1999 (Kenosha Hosp. & Med. Ctr., Inc. Proj.):
         705,000      5.10%, 5/15/07                                                                                        707,834
       1,890,000     Series 1999-A (Aurora Hlth. Care Proj), 5.60%, 2/15/29                                               1,959,269
         200,000     Series 1999-B (Aurora Hlth. Care Proj), 5.50%, 2/15/15                                                 207,840
         500,000     Series 1999-B (Aurora Hlth. Care Proj)(ACA insured), 5.625%, 2/15/29                                   515,090
         900,000     Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28                                    928,782
                     Series 2001 (Agnesian Healthcare, Inc. Proj.):
         550,000      6.00%, 7/1/17                                                                                         586,652
         340,000      6.00%, 7/1/21                                                                                         361,872
       1,025,000     Series 2003-A (Wheaton Franciscan Svcs. Proj.), 5.125%, 8/15/33                                      1,053,618
                     Series 2003 (Synergy Hlth., Inc. Proj.):
         485,000      6.00%, 11/15/23                                                                                       531,269
         250,000      6.00%, 11/15/32                                                                                       272,205
         225,000     Ref. Series 2003 (Three Pillars Proj.), 4.60%, 8/15/13                                                 226,703
         105,000     Series 2004-A (Three Pillars Sr. Living Proj.), 4.15%, 8/15/11                                         103,303
         450,000     Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24                                             480,452

====================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
         425,000     Series 2004 (Beaver Dam Cmnty. Hosp. Inc. Proj.), 5.50%, 8/15/14                                       433,266
         600,000     Series 2005 (Vernon Mem. Hlth. Care Inc. Proj.), 4.65%, 3/1/15                                         604,716
                     Ref. Series 2006 (Sr. Hsg. Proj.):
         315,000      5.00%, 8/1/09                                                                                         317,060
         300,000      5.00%, 8/1/10                                                                                         301,914
         250,000     Ref. Series 2006 (Milwaukee Catholic Home Proj.), 5.00%, 7/1/26                                        259,973
                     Series 2006-A (Marshfield Clinic Proj.):
         375,000      5.00%, 2/15/11                                                                                        386,816
         500,000      5.375%, 2/15/34                                                                                       529,510
                                                                                                                       -------------
                                                                                                                         13,272,893
                                                                                                                       -------------

Total municipal bonds (cost: $373,812,070)                                                                              365,309,187
                                                                                                                       -------------

CLOSED-END MUTUAL FUNDS (0.7%) (2)
          61,700   BlackRock Insured Municipal Term Trust                                                                   602,809
           8,400   Colonial Insured Municipal Fund                                                                          112,896
          36,100   DWS Municipal Income Trust                                                                               399,988
           6,400   MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund                                    82,560
          23,000   Nuveen Florida Investment Quality Municipal Fund                                                         317,630
          14,500   Nuveen Florida Quality Income Municipal Fund                                                             200,680
          13,200   Nuveen Premier Municipal Income Fund                                                                     182,820
          26,000   Seligman Select Municipal Fund                                                                           263,380
             100   Van Kampen Muni Trust                                                                                      1,581
          20,000   Van Kampen Pennsylvania Value Municipal Income Trust                                                     283,000
             100   Van Kampen Trust Investment Grade Muni Fund                                                                1,542
             100   Van Kampen Select Muni Fund                                                                                1,316
                                                                                                                       -------------

Total closed-end mutual funds (cost: $2,421,706)                                                                          2,450,202
                                                                                                                       -------------

SHORT-TERM SECURITIES (2.3%) (2)
       2,834,718   Dreyfus Tax-Exempt Cash Management Fund, 3.62%                                                         2,834,718
       2,000,000   SD Hlth. & Educ. Facs. Auth. Rev. Series 2004 (Avera Hlth. Proj.), variable rate, 7/1/24               2,000,000
       3,905,000   SD Hlth. & Educ. Facs. Auth. Rev. Series 2004 (Avera Hlth. Proj.), variable rate, 7/1/30               3,905,000
                                                                                                                       -------------

Total short-term securities (cost:  $8,739,718)                                                                           8,739,718
                                                                                                                       -------------


Total investments in securities (cost: $384,973,494)                                                                   $376,499,107
                                                                                                                       =============


Other Assets and Liabilities, Net (-0.4%)                                                                                (1,389,280)

                                                                                                                      --------------
Total Net Assets                                                                                                       $375,109,827
                                                                                                                      ==============


                                                                                                                      --------------
Aggregate Cost                                                                                                          384,973,494
                                                                                                                      --------------

Gross Unrealized Appreciation                                                                                             4,364,389
Gross Unrealized Depreciation                                                                                           (12,838,775)
                                                                                                                      --------------
Net Unrealized Appreciation(Depreciation)                                                                                (8,474,387)
                                                                                                                      ==============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.

====================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (94.4%) (2)
   EDUCATION/STUDENT LOAN (9.2%)
                   Intermediate Sch. Dist. 287 Lease Rev. Series 2006:
        4,200,000    5.46%, 1/1/28                                                                                        4,382,448
        3,650,000    5.30%, 11/1/32                                                                                       3,721,248
                   Minneapolis Educ. Fac. Lease Rev. Series 2006-A (Seed/Harvest Prep. Proj.) (LOC-U.S. Bank):
          775,000    5.125%, 1/1/16                                                                                         780,890
          875,000    6.25%, 1/1/21                                                                                          880,407
                   Minnesota Higher Educ. Fac. Auth. Rev.:
          750,000    Series 1998-4T (College of St. Benedict), 5.35%, 3/1/20                                                756,442
          110,000    Series 1998-4R (St. Olaf College), 5.25%, 10/1/23                                                      110,876
          426,964    Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14                                       427,882
          700,000    Series 1999-4Y (Augsburg College), 5.05%, 10/1/13                                                      713,916
          150,000    Series 1999-4Y (Augsburg College), 5.20%, 10/1/16                                                      153,079
           75,000    Series 1999-4Y (Augsburg College), 5.30%, 10/1/27                                                       76,877
          700,000    Series 2005-6C (Augsburg College), 5.00%, 5/1/23                                                       724,724
                     Series 2006-6J1 (Augsburg College):
          730,000     5.00%, 5/1/10                                                                                         746,279
          595,000     5.00%, 5/1/12                                                                                         613,350
          100,000    Series 1999-4Z (Northwestern Hlth. Services University), 4.875%, 10/1/09                               100,671
          675,000    Series 1999-4Z (Northwestern Hlth. Services University), 5.20%, 10/1/13                                681,507
           50,000    Series 1998-4T (St. Benedict College), 5.125%, 3/1/13                                                   50,280
          270,000    Series 2004-5U (St. Mary's Univ.), 3.75%, 10/1/13                                                      263,604
        1,400,000    Series 2006-6I (Univ. St. Thomas), 5.00%, 4/1/23                                                     1,488,382
                     Series 2006-6K (College of Art & Design):
          245,000     4.15%, 5/1/08                                                                                         245,115
          270,000     4.50%, 5/1/10                                                                                         272,822
          750,000     5.00%, 5/1/19                                                                                         784,283
        3,000,000    Series 2006-6M (College of St. Benedict), 4.493%, 10/1/16                                            3,035,430
                   Moorhead Educ. Fac. Rev. Series 2005-A (Concordia College Corp. Proj.):
        1,115,000    5.00%, 12/15/20                                                                                      1,188,746
                   Pine City Lease Rev. Series 2006-A (Lakes Intl. Language Academy Proj.):
          315,000    5.75%, 5/1/16                                                                                          319,974
          300,000    6.00%, 5/1/26                                                                                          304,467
          550,000  Ramsey Lease Rev. Series 2004-A (Pact Charter School Proj.), 5.65%, 12/1/13                              561,072
                   St. Paul Hsg. & Redev. Auth. Lease Rev.:
          495,000    Series 1999 (St. Paul Academy & Summit School Proj.), 5.50%, 10/1/24                                   512,978
          415,000    Series 2002-A (New Spirit Charter School Proj.), 6.50%, 12/1/12                                        424,773
          605,000    Series 2006-A (Hmong Academy Proj.), 5.50%, 9/1/18                                                     607,650
          685,000    Series 2006-A (Cmnty. Peace Academy Proj.), 4.35%, 12/1/12                                             681,801
          100,000  Victoria Private School Fac. Rev. Series 1999-A (Holy Family Catholic H.S. Proj.), 5.20%, 9/1/11         100,825
                   Winona Port. Auth. Lease Rev. Series 1999-A (Bluffview Montessori School Proj.):
           85,000    5.90%, 12/1/07                                                                                          85,891
          165,000    8.00%, 12/1/24                                                                                         176,352
                                                                                                                      --------------
                                                                                                                         25,975,041
                                                                                                                      --------------
   ESCROWED TO MATURITY/PREREFUNDED (6.5%)
          400,000  Carver Co. Hsg. & Redev. Auth. Multifamily Hsg. Subordinate
                     Rev. Refunding Series 1997-C (Waybury Apts. Proj.), 8.00%, 8/1/27                                      417,640
          100,000  Cloquet Hsg. Fac. Rev. Series 2001-A (HADC Cloquet, LLC Proj.), 7.50%, 2/1/17                            101,295
                   Cloquet Multifamily Hsg. Rev. Refunding Series 2001-A (HADC Proj.):
           60,000    6.50%, 2/1/07                                                                                           60,127
           75,000    7.10%, 2/1/10                                                                                           75,945
          170,000  Dakota Co. Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding (Walnut Trails Apts. Proj.),
                     Subordinate Series 1995-C, 9.00%, 1/20/15                                                              178,337
          475,000  Hopkins Subordinate Multifamily Hsg. Rev. Refunding Series 1996-C (Auburn Apts. Proj.),
                     8.00%, 6/20/31                                                                                         502,013
        2,775,000  Little Canada Multifamily Hsg. Rev. Series 1997-A (Hsg. Alt. Dev. Co. Proj.), 6.10%, 12/1/17           2,816,236
                   Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
        1,000,000    Series 2001-G3 (LOC-U.S. Bank), 5.35%, 12/1/21                                                       1,073,600
          175,000    Series 2001-G3 (LOC-U.S. Bank), 5.45%, 12/1/31                                                         188,660
           45,000  Minneapolis G.O. Series 1999 (Parking Ramp Proj.), 5.125%, 12/1/16                                        46,924
                   Minnesota Higher Educ. Fac. Auth. Rev.:
           50,000    Series 1997-4J (Macalester College), 5.40%, 3/1/09                                                      50,147
          800,000    Series 1997-4L (St. John's University), 5.35%, 10/1/17                                                 810,296

====================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
          100,000    Series 2000-5D (College Art & Design), 5.75%, 5/1/08                                                   101,874
        1,000,000  Minneapolis Rev. Series 1997-A (Univ. Gateway Proj.), 5.25%, 12/1/17                                   1,014,960
                   Minneapolis Student Hsg. Rev. Series 2000 (Riverton Community Hsg. Proj.):
          125,000    6.80%, 7/1/10                                                                                          136,120
          240,000    6.90%, 7/1/11                                                                                          262,094
                   MN Public Facs. Auth. Wtr. Pollution Ctrl. Rev. Series 1997:
          215,000    Series 1997, 5.00%, 3/1/12                                                                             215,490
                   MN Agr. & Econ. Dev. Board Rev.:
          360,000    Series 2000-A (Fairview Hlth. Care System Proj.), 6.375%, 11/15/29                                     397,253
                     Series 2000 (Evangelical Proj.):
           50,000     5.65%, 8/1/07                                                                                          50,582
          195,000     5.80%, 8/1/08                                                                                         201,560
          345,000     6.55%, 8/1/16                                                                                         383,181
                   Northfield Hospital Rev. Series 2001-C:
           50,000    6.00%, 11/1/21                                                                                          54,957
        3,100,000    6.00%, 11/1/26                                                                                       3,407,303
                   Plymouth Multifamily Hsg. Rev. Refunding Series 1996-C (Fox Forest Apts. Proj.)
          615,000    (GNMA collateralized), 8.00%, 6/20/31                                                                  649,975
          535,000  Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. Series 2000, 5.75%, 7/1/20                      556,421
          300,000  Scott Co. Hsg. & Redev. Auth. Spl. Benefits Tax Series 1997-B (River City Centre Proj.)
                     (Ambac insured), 5.45%, 2/1/20                                                                         306,024
                   St. Paul Hsg. & Redev. Auth. Lease Rev.:
          795,000    Series 2001-A (Cmty. of Peace Academy Proj.), 6.375%, 12/1/11                                          856,684
          750,000    Series 2001-A (Cmty. of Peace Academy Proj.), 7.00%, 12/1/15                                           848,130
          350,000    Series 2001-A (Cmty. of Peace Academy Proj.), 7.375%, 12/1/19                                          400,530
          620,000  Steele Co. Hlth. Care Fac. Gross. Rev. Prerefunded Series 2000 (Elderly Hsg. Proj.), 6.625%, 6/1/20      662,544
        1,430,000  Western MN Muni Pwr. Agy. Series 1979 (MBIA-IBC insured), 6.60%, 1/1/10                                1,492,963
                                                                                                                      --------------
                                                                                                                         18,319,865
                                                                                                                      --------------
   GENERAL OBLIGATION (2.4%)
          280,000  Anoka Co. G.O. Series 2006-B, 3.25%, 2/1/07                                                              279,888
          120,000  Austin Impt. G.O. Series 1998-B, 4.70%, 2/1/13                                                           120,090
          200,000  Barnesville Impt. G.O. Series 2002, 5.00%, 2/1/23                                                        204,936
           85,000  Barnum Indpt. Sch. Dist. No. 91 G.O. Series 1997 (SD Cred. Prog.), 5.00%, 2/1/18                          85,078
          100,000  Carlton Co. Indpt. Sch. Dist. No. 99 G.O. Rev. Refunding Series 1998, 4.875%, 4/1/17                     100,253
           15,000  Cold Spring G.O. Series 1998-B, 4.55%, 12/1/08                                                            15,047
           75,000  Cold Spring G.O. Series 2000, 5.15%, 2/1/09                                                               75,070
          250,000  Hennepin Co. G.O. Series 1998-A, 4.50%, 12/1/07                                                          250,177
           50,000  Hutchinson ISD No. 423 G.O. Series 1996-A, 5.85%, 2/1/18                                                  51,162
           50,000  Little Falls G.O. Series 1999-A, 5.00%, 2/1/11                                                            50,044
        4,000,000  MN State G.O. Series 1997, 4.90%, 8/1/14                                                               4,028,840
          780,000  New Ulm ISD No. 088 Refunding G.O. Series 1998, 4.35%, 2/1/17                                            780,289
          225,000  North St. Paul Maplewood ISD No. 622 G.O. Series 1996-A, 5.125%, 2/1/20                                  225,286
           60,000  North St. Paul Maplewood ISD No. 622 G.O. Series 1996-A, 5.125%, 2/1/25                                   60,076
          150,000  Sauk Rapids Tax Increment G.O. Series 1997-B, 5.25%, 8/1/12                                              150,177
           50,000  Prior Lake Indpt. Sch. Dist. No. 719 G.O. Series 2005-B (Sch. Bldg. Proj.) (FSA Insured),
                     3.25%, 2/1/07                                                                                           49,980
          200,000  St. Louis Co. Indpt. Sch. Dist. No. 2142 G.O. Series 1996, 5.125%, 2/1/07                                200,224
          100,000  St. Paul Street Impt. Special Assessment G.O. Series 2000-B, 5.30%, 3/1/12                               101,848
          120,000  Tracy G.O. Series 1996, 5.40%, 2/1/07                                                                    120,156
           30,000  Winona Water & Sewer G.O. Series 1998-C, 4.90%, 2/1/13                                                    30,028
                                                                                                                      --------------
                                                                                                                          6,978,649
                                                                                                                      --------------
   HOSPITAL/HEALTH CARE (21.5%)
                   Aitkin Hlth. Care Fac. Rev.:
          250,000    Series 2001 (Riverwood Hlth. Care Ctr. Proj.), 6.25%, 2/1/07                                           250,312
                     Rev. Refunding Series (Riverwood Hlth. Care Ctr. Proj.):
          155,000     5.00%, 2/1/09                                                                                         156,175
          615,000     5.00%, 2/1/12                                                                                         622,626
                   Alexandria Hlth. Care Fac. Rev. Series 2002-B (BSM Property - Bethany Home Proj.):
          375,000    4.95%, 7/1/07                                                                                          376,410
        1,775,000  Breckenridge Rev. Series 2004-A (Catholic Hlth. Initiatives Proj.), 5.00%, 5/1/30                      1,853,526
          165,000  Cambridge Hsg. & Hlth. Care Fac. Rev. Series 1998-C (Grandview West Proj.), 5.25%, 10/1/08               166,361
                   Carlton Hlth. Care & Hsg. Fac.  Rev. Ref. Series 2006 (Faith Care Ctr. Proj.):
          100,000    5.00%, 4/1/13                                                                                          101,009
          400,000    5.20%, 4/1/16                                                                                          406,432
          775,000  Columbia Heights Multifamily & Health Care Fac. Rev.  Series 1998
                     (Crest View Corp. Proj.), 5.75%, 9/1/11                                                                782,355
                   Crookston Nursing Home & Multifamily Hsg. Rev Series 2002-A (Villa St. Vincent Proj.):
           75,000    4.75%, 9/1/08                                                                                           75,547
           75,000    5.50%, 9/1/11                                                                                           76,989
                   Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev.:
                      Series 1999-A:
        1,000,000     5.75%, 6/1/14                                                                                       1,021,260
        1,060,000     6.00%, 6/1/19                                                                                       1,082,610

====================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
                      Series 2005, 4.50%, 6/1/13
          235,000     4.50%, 6/1/13                                                                                         235,214
          400,000     5.20%, 6/1/25                                                                                         408,736
        1,500,000  Detroit Lakes Hsg. Rev. Ref. Series 2004-E (Mankato Lutheran Proj.), 4.25%, 8/1/34                     1,503,885
          455,000  Detroit Lakes Hsg. & Hlth. Facs. Rev. Ref. Series 2004-A (CDL Homes Proj.), 4.00%, 8/1/34                453,162
          355,000  Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke's Hosp. Proj.), 6.00%, 6/15/12        373,002
          995,127  Duluth Sr. Hsg. Loan Participation (Lakeshore Proj.) Series 2004, 4.00%, 8/20/36                         995,476
          551,650  Duluth Hsg. & Redev. Auth. Sr. Hsg. Fac. Loan Participation (Lakeshore Proj.)
                     Series 2005, 5.20%, 12/20/35                                                                           552,538
                   Elk River Rev. Series 1998 (Care Choice Member Proj.):
          725,000    5.60%, 8/1/13                                                                                          729,394
          115,000    5.75%, 8/1/23                                                                                          115,519
                   Glencoe Hlth. Care Fac. Rev. Series 2005 (Glencoe Regional Hlth. Svcs. Proj.):
          280,000    3.60%, 4/1/08                                                                                          278,488
        1,150,000    5.00%, 4/1/25                                                                                        1,188,410
                   Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):
          115,000    5.10%, 11/1/09                                                                                         114,288
          120,000    5.20%, 11/1/10                                                                                         119,194
          135,000    5.40%, 11/1/12                                                                                         133,944
          140,000    5.50%, 11/1/13                                                                                         139,539
                   Inver Grove Heights Nursing Home Rev. Refunding Series 2006 (Presbyterian Homes Care Proj.):
          215,000    5.00%, 10/1/07                                                                                         215,983
          250,000    5.00%, 10/1/11                                                                                         253,070
          290,000    5.00%, 10/1/12                                                                                         293,083
          450,000    5.00%, 10/1/16                                                                                         450,252
                   Maple Grove Hlth. Care Fac. Rev. Series 2005 (North Memorial Hlth. Care Proj.)
        1,000,000    5.00%, 9/1/20                                                                                        1,050,910
        2,000,000    5.00%, 9/1/29                                                                                        2,082,700
                   Maplewood Hlth. Care Fac. Rev. Refunding Series 2005-A (VOA Care Centers Proj.):
          250,000    4.00%, 10/1/07                                                                                         249,582
          255,000    4.125%, 10/1/08                                                                                        253,814
          300,000    4.375%, 10/1/09                                                                                        299,352
                   Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):
          150,000    Series 2003-B, 4.85%, 11/1/11                                                                          155,017
           50,000    Series 2003-A, 5.00%, 11/1/14                                                                           52,272
          850,000    Series 2003-A, 5.85%, 11/1/23                                                                          927,919
          100,000    Series 2003-A, 6.00%, 11/1/28                                                                          109,787
                   Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 2003 (Health Partners Proj.):
          750,000    5.25%, 12/1/12                                                                                         792,135
          700,000    5.25%, 12/1/13                                                                                         742,476
        1,150,000    5.00%, 12/1/14                                                                                       1,198,553
          500,000    5.875%, 12/1/29                                                                                        541,720
                   Minneapolis Hlth. Care Sys. Rev. Series 2002-A (Allina Hlth. Sys. Proj.):
           50,000    5.00%, 11/15/07                                                                                         50,457
          300,000    5.75%, 11/15/32                                                                                        324,321
                   Minneapolis Hlth. Care Fac. Rev.:
          625,000    Series 1999 (Shelter Care Foundation Proj.), 6.00%, 4/1/10                                             626,575
                     Series 2005 (Jones-Harrison Residence Proj.):
          105,000     3.50%, 4/1/07                                                                                         104,946
          110,000     3.50%, 10/1/07                                                                                        109,857
        1,470,000     5.40%, 10/1/25                                                                                      1,490,874
                     Series 2005-E (Augustana Chapel View Homes Proj.):
          190,000     4.00%, 6/1/08                                                                                         190,230
          200,000     4.20%, 6/1/09                                                                                         200,992
          205,000     4.40%, 6/1/10                                                                                         206,443
          220,000     4.55%, 6/1/11                                                                                         222,090
          240,000     4.80%, 6/1/13                                                                                         242,724
          250,000     4.90%, 6/1/14                                                                                         253,280
          255,000     5.00%, 6/1/15                                                                                         258,940
          270,000     5.10%, 6/1/16                                                                                         274,720
          285,000     5.25%, 6/1/17                                                                                         290,384
                   Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.):
                     Series 2004-A:
          280,000     4.00%, 1/1/07                                                                                         279,983
          315,000     5.20%, 1/1/11                                                                                         315,450
          500,000     5.75%, 1/1/19                                                                                         509,825
          530,000     5.80%, 1/1/24                                                                                         539,869
          200,000     5.50%, 6/1/27                                                                                         202,794

====================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
          500,000    Refunding Series 2006-A 5.00%, 6/1/15                                                                  504,705
                   MN Agr. & Econ. Dev. Board Hlth. Care Rev.:
                     Series 1999 (Benedictine Care Centers Proj.):
          115,000     5.45%, 2/1/09                                                                                         115,782
          120,000     5.45%, 8/1/09                                                                                         121,001
          120,000     5.50%, 2/1/10                                                                                         121,282
          125,000     5.50%, 8/1/10                                                                                         126,533
                   MN Agr. & Econ. Dev. Board Rev.:
                     Series 2000 (Evangelical Lutheran Good Samaritan Society Proj.):
           50,000     5.65%, 8/1/07                                                                                          50,470
          215,000     5.80%, 8/1/08                                                                                         220,672
          405,000     6.55%, 8/1/16                                                                                         442,195
          770,000    Series 2002-B (Principal Custody Receipts Proj.), zero coupon, 3.85% effective yield, 11/15/22         644,351
                     Series 2002 (Evangelical Lutheran Good Samaritan Society Proj.):
          345,000     5.40%, 2/1/09                                                                                         353,946
          220,000     5.50%, 2/1/12                                                                                         233,169
                     Series 2000-A (Fairview Hlth. Care Sys. Proj.):
           10,000     6.375%, 11/15/22                                                                                       10,852
           20,000     6.375%, 11/15/29                                                                                       21,651
                   Moose Lake Cmnty. Hosp. Dist. Hlth. Facs. Rev. Ref. Series 2005-A (Crossover Proj.):
          110,000    4.10%, 12/1/10                                                                                         109,760
          225,000    4.40%, 12/1/14                                                                                         226,355
                   New Hope Hlth. Care Facs. Rev. Series 1999 (St. Therese Home, Inc. Proj.):
          300,000    Series 2003-A, 5.90%, 10/1/23                                                                          311,484
                   New Hope Hlth. Care Facs. Rev. (MN Masonic Home North Ridge Proj.):
        1,000,000    5.90%, 3/1/19                                                                                        1,039,080
          575,000    5.875%, 3/1/29                                                                                         595,660
                   North Oaks Presbyterian Loan Participation:
        1,050,000    Series 2004-B, 4.25%, 12/15/34                                                                       1,054,347
          750,000    Series 2004-C, 4.38%, 12/15/34                                                                         753,105
          500,000    Series 2004-D, 4.75%, 12/15/34                                                                         501,410
                   Northfield Hospital Rev. Series 2006:
          900,000    5.50%, 11/1/15                                                                                         969,264
        1,255,000    5.25%, 11/1/21                                                                                       1,328,066
                   Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):
          775,000    5.45%, 7/1/13                                                                                          787,687
          900,000    5.55%, 7/1/19                                                                                          913,473
                   Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.):
          155,000    4.90%, 7/1/09                                                                                          156,634
          240,000    5.00%, 7/1/10                                                                                          242,772
                   Redwood Falls Hosp. Fac. Gross Rev. Series 2006 (Redwood Area Hosp. Proj.):
          190,000    5.00%, 12/1/09                                                                                         193,766
          100,000    5.00%, 12/1/10                                                                                         102,390
        1,000,000    5.00%, 12/1/21                                                                                       1,017,970
           90,000  Rochester Hlth. Care Fac. Rev. G.O. Series 1998-A (Mayo Foundation Proj.), 5.50%, 11/15/27                92,885
                   Rochester Hlth. Care & Hsg. Rev. Series 2003-A (Samaritan Bethany Inc. Proj.):
          500,000    6.25%, 8/1/19                                                                                          518,015
                   Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):
          125,000    5.10%, 9/1/25                                                                                          130,588
        2,475,000    5.25%, 9/1/34                                                                                        2,594,642
        1,500,000  Stillwater Hlth. Care Rev. Series 2005 (Hlth. Sys. Obligation Proj.), 5.00%, 6/1/25                    1,568,085
                   St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 1998 (Regions Hosp. Proj.):
          250,000    5.00%, 5/15/10                                                                                         255,493
           50,000    5.00%, 5/15/11                                                                                          51,053
        1,340,000    5.20%, 5/15/13                                                                                       1,371,664
        2,060,000    5.25%, 5/15/18                                                                                       2,102,560
          780,000    5.30%, 5/15/28                                                                                         794,477
        1,000,000  St. Paul Hsg. & Redev. Auth. Hosp. Rev. Series 2005 (Health East Proj.), 5.25%, 11/15/14               1,040,680
                   St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev.:
        2,000,000    Series 2006 (Episcopal Proj.), 5.63%, 10/1/33                                                        2,059,660
          960,000    Refunding Series 1996-C (Franciscan Hlth. Cmmty. Proj., St. Mary's Home), 7.00%, 7/1/21                961,344
                   St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2005 (Gillette Childrens Hosp. Proj.):
          200,000    5.00%, 2/1/07                                                                                          200,232
          300,000    4.00%, 2/1/11                                                                                          297,492
          200,000    5.00%, 2/1/13                                                                                          205,836
          225,000    5.00%, 2/1/14                                                                                          231,176
          400,000  St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001-A
                     (Model Cities Hlth. Ctr. Proj.), 6.50%, 11/1/11                                                        413,124
        1,000,000  St. Paul Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Series 2006
                     (HealthPartners Oblig. Group Proj.), 5.25%, 5/15/36                                                  1,049,460
          910,000  St. Paul Port Auth. Lease Rev. Series 2005-A (Health East Midway Campus Proj.), 5.00%, 5/1/10            917,953
                                                                                                                      --------------
                                                                                                                         60,802,031
                                                                                                                      --------------

====================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
   INDUSTRIAL / POLLUTION CONTROL (5.7%)
        1,155,000  Anoka Co. Solid Waste Disp. Rev. Series 1987-A (Natl. Rural Util. Proj.), 6.95%, 12/1/08               1,188,299
          955,000  Burnsville Solid Waste Rev. Refunding Series 2003-A (Freeway Transfer Inc. Proj.), 4.15%, 4/1/10         937,562
          500,000  Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.), 4.95%, 7/1/22                  509,220
          560,000  East Grand Forks Industrial Dev. Rev. Refunding Series 2001-B (Am. Crystal Sugar Proj.),
                     5.40%, 4/1/11                                                                                          570,304
          130,000  Guam Economic Dev. Auth. Tobacco Settlement Asset-Backed Series 2001-A, 5.00%, 5/15/22                   131,520
        1,000,000  Guam Econ. Dev. Auth. Tobacco Settlement Asset-Backed Rev. Series 2001-B,
                     zero Coupon, 5.20% Effective Yield on Purchase Date, 5/15/15                                           982,290
                   Laurentian Energy Auth. MN Cogeneration Rev. Series 2005-A:
          650,000    4.00%, 12/1/08                                                                                         644,650
          965,000    4.00%, 12/1/09                                                                                         951,895
                   MN Public Facs. Auth. Water Pollution Ctrl. Rev.:
           85,000    Series 1997, 5.00%, 3/1/12                                                                              85,192
           45,000    Series 1997, 5.00%, 3/1/16                                                                              45,099
        1,500,000    Series 1998, 5.00%, 3/1/14                                                                           1,522,785
          185,000    Series 2001-A, 5.00%, 3/1/19                                                                           192,369
                   Owatonna Industrial Dev. Rev. Series 1997 (Slidell, Inc. Proj.):
          280,000    7.25%, 5/1/14                                                                                          140,000
          505,000    7.375%, 5/1/17                                                                                         252,500
           20,000    7.375%, 5/1/20                                                                                          10,000
           10,000    7.50%, 5/1/24                                                                                            5,000
                   Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. :
          300,000    Series 2002, 4.00%, 5/15/10                                                                            298,305
        2,040,000    Series 2002, 5.375%, 5/15/33                                                                         2,136,716

          465,000  Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.), 4.625%, 8/1/12                 470,557
          265,000  Sauk Centre Industrial Dev. Rev. Series 1998 (Seluemed LLP Proj.)(LOC First Trust), 5.75%, 4/1/18        265,223
        1,700,000  Seaway Port Auth. Duluth Dock & Wharf Rev. Refunding Series 2004 (Cargill, Inc. Proj.),
                     4.20%, 5/1/13                                                                                        1,714,331
                   St. Paul Hsg. & Redev. Auth. District Cooling Rev. Series 1998-J:
          105,000    4.75%, 3/1/08                                                                                          105,704
           95,000    5.125%, 3/1/12                                                                                          97,220
          500,000    5.35%, 3/1/18                                                                                          511,795
                   Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:
          750,000    zero Coupon, 4.95% Effective Yield on Purchase Date, 5/15/14                                           732,270
        1,535,000    5.00%, 5/15/21                                                                                       1,559,560
                                                                                                                      --------------
                                                                                                                         16,060,366
                                                                                                                      --------------
   INSURED (8.9%)
           50,000  Bemidji ISD No. 031 G.O. Series 1998 (FSA insured), 5.00%, 4/1/19                                         50,159
                   Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):
          565,000    5.25%, 9/15/18                                                                                         572,791
          275,000    5.30%, 9/15/28                                                                                         278,564
                   Hermantown Econ. Dev. Auth. Sales Tax Rev. Series 1998 (MBIA insured), 4.90%, 2/1/18
          240,000    4.90%, 2/1/18                                                                                          243,115
          250,000    5.00%, 2/1/23                                                                                          253,243
           20,000  Itasca Co. ISD No. 318 G.O. Series 1996 (MBIA insured), 5.20%, 2/1/10                                     20,024
                   Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 1993-A
                     (Healthspan Hlth. Sys. Proj.) (Ambac insured):
          200,000     5.00%, 11/15/13                                                                                       201,502
        3,265,000     4.75%, 11/15/18                                                                                     3,266,894
                   Minneapolis & St. Paul Metro Airport Comm. Airport Rev. (Ambac insured):
          440,000    Series 1998-A, 5.00%, 1/1/22                                                                           450,494
          380,000    Series 1998-A, 5.00%, 1/1/30                                                                           389,063
        1,650,000    Series 1998-B, 5.25%, 1/1/13                                                                         1,686,151
           75,000    Series 1999-B, 5.25%, 1/1/18                                                                            77,512
          555,000  MN HFA Single Family Mtg. Rev. Series 2001-A (MBIA insured), 5.35%, 7/1/17                               570,412
          500,000  NE Metro Intermediate School Dist. No. 916 C.O.P. Series 2004, 4.25%, 1/1/14                             506,045
          305,000  North Mankato Impt. G.O. Series 2000-A (FGIC insured), 4.75%, 2/1/10                                     305,247
                   Perham Gas Utility Rev. Series 1999 (Radian insured):
          300,000    5.35%, 6/1/19                                                                                          309,084
           50,000    5.45%, 6/1/29                                                                                           51,183
          100,000  Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 1997-C (MBIA-IBC insured), 5.25%, 7/1/09                   102,297
          200,000  Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995-A
                     (Hosp. Auxilio Oblig. Group Proj.) (MBIA insured), 6.25%, 7/1/16                                       200,424
        5,000,000  Puerto Rico Commonwealth Infrastruc. Fin. Auth. Special Obligation Series 2000-A, 5.50, 10/1/32        5,370,700
          100,000  Rockford Impt. G.O. Series 1998 (Ambac insured), 4.30%, 12/1/07                                          100,278
                   St. Cloud Hosp. Facs. Rev. Ref. (St. Cloud Hosp. Proj.) (Ambac insured),
          510,000    Series 1996-B, 5.00%, 7/1/20                                                                           515,513
                   St. Cloud Hlth. Care Rev. Series 2000-A (St. Cloud Hosp. Obligated Group)(FSA insured):
          200,000    5.125%, 5/1/09                                                                                         206,578
          250,000    5.75%, 5/1/26                                                                                          266,935
          245,000  St. Paul Hsg. & Redev. Auth. Rev. Series 1993 (Ramsey Med. Ctr. Proj.)(Ambac insured), 5.55%, 5/15/23    245,037
        2,345,000  St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center Proj.)

====================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
                     (FSA insured), 7.10%, 11/1/23                                                                        2,900,062
          130,000  Scott Co. Hsg. & Redev. Auth. Fac. Lease Rev. Series 1997 (Justice Ctr. Proj.)(Ambac insured),
                     5.50%, 12/1/15                                                                                         132,133
        3,100,000  Southern MN Pwr. Agy. Pwr. Supply Sys. Rev Series 2006, 4.84%, 1/1/13                                  3,083,229
          805,000  Waconia Hlth. Care Facs. Rev. Series 1999-A (Ridgeview Med. Ctr. Proj.) 6.125%, 1/1/29                   855,103
        1,750,000  White Earth Band of Chippewa Indians Rev. Series 2000-A (ACA insured), 7.00%, 12/1/11                  1,875,440
          145,000  Worthington Perm. Impt. Revolving Fd. G.O. Series 1998-A (FSA insured), 4.50%, 2/1/10                    145,088
                                                                                                                      --------------
                                                                                                                         25,230,300
                                                                                                                      --------------
   MULTIFAMILY MORTGAGE (22.5%)
                   Apple Valley Multifamily Hsg. Rev. Refunding Series 1998-A (Mtg. Loan/Apple Valley
                     Villa Proj.) (GNMA collateralized):
           40,000     4.90%, 8/1/09                                                                                          40,554
        1,520,000     5.25%, 8/1/18                                                                                       1,543,286
                   Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):
          650,000    Series 2000-A, 7.15%, 1/1/20                                                                           688,740
          500,000    Series 2000-A, 7.25%, 1/1/32                                                                           528,180
                   Burnsville Multifamily Hsg. Rev. Refunding Series 1991 (Oak Leaf Apts. Proj.)(GNMA collateralized):
          595,000    7.05%, 1/1/12                                                                                          596,089
          780,000    7.125%, 1/1/17                                                                                         781,466
          860,000    7.125%, 1/1/21                                                                                         861,565
          150,000    7.15%, 1/1/27                                                                                          150,255
          530,000    7.15%, 1/1/23                                                                                          530,959
          425,000    7.15%, 1/1/25                                                                                          425,744
                   Carver Co. Hsg. & Redev. Auth. Multifamily Hsg. Gross Rev. & Ltd. Tax Refunding Series 1997-A
        2,715,000    (Lake Grace Apts. Proj.), 6.00%, 7/1/28                                                              2,766,042
                   Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.):
          185,000    5.00%, 9/1/09                                                                                          181,459
          495,000    5.375%, 9/1/14                                                                                         476,155
          700,000  Coon Rapids Multifamily Hsg. Rev. Refunding Series 1997-A (Margaret Place Apts. Proj.),
                     6.50%, 5/1/25                                                                                          720,839
                   Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens Hsg. Corp. Proj.):
          115,000    5.30%, 11/1/07                                                                                         115,046
          115,000    5.40%, 11/1/08                                                                                         115,046
          170,000    5.50%, 11/1/10                                                                                         170,039
          545,000    5.80%, 11/1/18                                                                                         545,076
        2,000,000  Cottage Grove Sr. Hsg. Rev. Series 2006-A (Cottage Grove, Inc. Proj.), 5.00%, 12/1/31                  1,983,020
        1,930,000  Eagan Multifamily Hsg. Rev. Refunding Series 1997-A (Woodridge Apts. Proj.), 5.95%, 2/1/32             1,972,383
                   Eden Prairie Multifamily Hsg. Rev. Refunding :
           20,000    Series 1997 (Preserve Place Proj.) (GNMA collateralized), 4.90%, 1/20/08                                20,183
          300,000    Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.50%, 1/20/18                             309,222
          410,000    Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.60%, 7/20/28                             420,902
          470,000    Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.00%, 8/20/21                       513,292
          675,000    Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.15%, 8/20/31                       734,481
        1,185,000    Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.20%, 2/20/43                            1,284,978
          890,000    Subordinate Series 2001-C (Rolling Hills Proj.), 9.00%, 4/1/43                                         889,822
                   Eveleth Multifamily Hsg. Rev. Sr. Series 2006-A1 (Manor House Woodland Proj.):
          200,000    4.90%, 10/1/09                                                                                         200,128
          140,000    4.95%, 10/1/10                                                                                         140,028
          100,000    5.00%, 10/1/11                                                                                         100,173
          155,000    5.10%, 10/1/12                                                                                         155,485
          165,000    5.15%, 10/1/13                                                                                         165,454
                   Faribault Hsg. & Redev. Auth. Govt. Hsg. Dev. Gross Rev. Ref. Series 1998-A (Trails Edge
                     Apts. Proj.):
          355,000    5.125%, 2/1/18                                                                                         364,560
          650,000    5.25%, 2/1/28                                                                                          659,951
                   Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):
        1,100,000    6.625%, 10/1/11                                                                                      1,150,677
          295,000    6.875%, 10/1/14                                                                                        313,954
                   Fairmont Hsg. Fac. Rev. Series 2005-A (Goldfinch Estates-GEAC Proj.):
          300,000    5.75%, 10/1/17                                                                                         305,493
          290,000    6.00%, 10/1/21                                                                                         295,443
                   Golden Valley Rev. Series 1999-A (Covenant Retirement Cmntys. Proj.):
          675,000    5.50%, 12/1/25                                                                                         700,508
        1,415,000    5.50%, 12/1/29                                                                                       1,467,680
                   Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West Apts. Proj.):
           35,000    Series 1999-B, 5.00%, 10/1/09                                                                           35,154
          500,000    Series 1999-A, 5.20%, 10/1/19                                                                          506,245
        1,660,000    Series 1999-A, 5.30%, 10/1/29                                                                        1,669,047
          500,000  Hastings Hsg. & Redev. Auth. Rev. Series 2001 (Augustana Apts. Proj.), 6.00%, 11/1/31                    500,435
                   Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.) (Section 8):
          100,000    5.85%, 4/1/09                                                                                          102,263
          450,000    6.25%, 4/1/15                                                                                          461,461

====================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
                   Hutchinson Hsg. Fac. Rev. (Prince of Peace Apts. Proj.):
          115,000    Series 2003-A, 4.00%, 10/1/07                                                                          115,054
          120,000    Series 2003-A, 4.50%, 10/1/08                                                                          120,113
          245,000  Inver Grove Heights Nursing Home Rev. Ref. Series 2006 (Presbyterian Homes
                     Care Proj.), 5.50%, 10/1/33                                                                            248,746
        1,400,000  Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.), 6.50%, 5/1/29                     1,431,780
                   Maplewood Multifamily Refunding Rev. (Village on Woodlyn Proj.):
        1,605,000    Series 1999-A (GNMA collateralized), 6.75%, 7/20/30                                                  1,666,231
          100,000    Subordinate Series 1999-C-1, 8.00%, 11/1/30                                                            102,306
          245,000    Subordinate Series 1999-C-2, 8.00%, 11/1/30                                                            250,650
                   Minneapolis Multifamily Hsg. Rev.:
          500,000    Series 2002-A (Keeler Apts. Proj.), 7.00%, 10/1/17                                                     518,315
          355,000    Series 1996 (Belmont Apts.), 7.25%, 11/1/16                                                            362,082
          305,000    Series 1996-A (Nicollet Towers) (Section 8), 5.60%, 6/1/08                                             309,435
        5,020,000    Series 1996-A (Nicollet Towers) (Section 8), 6.00%, 12/01/19                                         5,111,615
        1,000,000    Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18                           1,013,280
          320,000    Series 2000 (Garr Scott Loft Proj.) (LOC U.S. Bank), 5.95%, 5/1/30                                     333,706
           40,000    Series 2003-A (Sumner Proj.) (GNMA collateralized), 3.00%, 8/20/08                                      39,514
                   Moorhead Sr. Hsg. Rev. Series 2006 (Sheyenne Crossing Proj.):
          300,000    5.00%, 4/1/13                                                                                          302,220
          170,000    5.10%, 4/1/14                                                                                          172,094
           85,000    Series 2004-A, 4.875%, 8/1/24                                                                           86,264
                     Series 1997-A:
           60,000     5.40%, 8/1/10                                                                                          61,209
          125,000     5.45%, 8/1/11                                                                                         127,526
          100,000    Series 2000-A (Section 8), 5.375%, 2/1/09                                                              102,530
        1,350,000  MN HFA Residential Hsg. Rev. Series 2006-I, 5.00%, 7/1/21                                              1,399,518
                   Minnetonka Multifamily Hsg. Rev. Refunding Series 1999-A (GNMA collateralized) (Archer Heights
                     Apts. Proj.):
          540,000    5.10%, 7/20/13                                                                                         558,441
          975,000    5.20%, 1/20/18                                                                                       1,005,937
                   Northwest MN Multi Co. Hsg. & Redev. Auth. Hsg. Rev. Series 2005-A (Pooled Hsg. Proj.):
          145,000    4.50%, 7/1/09                                                                                          143,849
          115,000    4.75%, 7/1/10                                                                                          113,867
                   Norwood Young America Econ. Dev. Auth. Gov. Rev. Series 2005-A (Harbor at Peace Village Proj.):
          150,000    5.35%, 8/1/15                                                                                          149,687
          200,000    5.625%, 8/1/20                                                                                         201,474
          550,000    5.75%, 8/1/25                                                                                          552,206
          250,000    6.00%, 8/1/31                                                                                          251,883
                   Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.):
          325,000    4.25%, 4/1/08                                                                                          327,356
          600,000    5.00%, 4/1/12                                                                                          616,686
                   Oronoco Multifamily Hsg. Rev. Ref. Series 2006 (Wedum Shorewood Campus Proj.):
          600,000    4.65%, 6/1/09                                                                                          599,682
          725,000    4.70%, 6/1/11                                                                                          723,659
                   Pine City Hlth. Care & Hsg. Rev. Series 2006-A (North Branc Proj.):
          125,000    4.50%, 10/20/16                                                                                        128,474
          300,000    4.75%, 10/20/21                                                                                        308,751
          500,000  Richfield Sr. Hsg. Rev. Refunding Series 2004-A (Richfield Sr. Hsg., Inc. Proj.), 5.00%, 12/1/15         493,125
        2,800,000  Rochester Multifamily Rev. Refunding Series 2000-A (Weatherstone Apts. Proj.) (LOC Household Finance)
                     (Mandatory Put 9/1/17) 6.375%, 9/1/37                                                                3,128,216
                   Roseville Hsg. Fac. Rev. Refunding Bonds Series 1998 (College Properties Inc. Proj.):
        2,820,000    5.60%, 10/1/13                                                                                       2,821,523
          100,000    5.875%, 10/1/28                                                                                        100,062
           80,000  Sherburne Co. Hsg. & Redev. Auth. Lease Rev. Series 1997, 5.50%, 2/1/17                                   80,086
                   Shoreview Sr. Hsg. Rev. Series 2005-A (Shoreview Sr. Residence Proj.):
          110,000    3.50%, 5/1/08                                                                                          108,584
          115,000    3.75%, 5/1/09                                                                                          113,115
          600,000  St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1998
                     (Northway Manor Apts. Proj.) (Section 8), 5.35%, 12/1/18                                               586,080
        1,515,000  St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev.:
                     Series 1993 (Germain Towers Proj.) (Section 8), 5.90%, 9/1/20                                        1,496,684
           60,000    Series 1999-A (Parkview Terrace Apts. Proj.) (Section 8), 5.00%, 6/1/09                                 54,572
                   St. Louis Park Multifamily Hsg. Rev. Refunding:
          500,000    Series 1998-A (Park Ridge Apts. Proj.) (GNMA collateralized), 5.25%, 11/1/20                           516,795
                   St. Louis Park Rev. Ref. Series 2006 (Roitenberg Family Proj.):
          140,000    4.65%, 8/15/09                                                                                         140,925
          525,000    5.50%, 8/15/26                                                                                         534,881

====================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
          200,000  St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995
                     (Sun Cliffe Apts. Proj.) (GNMA collateralized), 5.875%, 7/1/15                                         203,540
        3,170,000  St. Paul Port Authority Multifamily Hsg. Refunding (Jackson Towers Apts. Proj.) Senior
                     Series 1998-1A (GNMA collateralized), 6.95%, 4/20/33                                                 3,367,776
          120,000  Victoria Sr. Hsg. Rev. Series 2003 (Chanhassen, Inc. Proj.), 5.50%, 8/1/18                               123,666
          755,000  Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Refunding Series 1999-A (Briar Pond
                     Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14                                                     775,075
          500,000  Woodbury Econ. Dev. Auth. Sr. Hsg. Rev. Series 2006-B (Summerhouse Woodbury Proj.),
                     5.75%, 6/1/41                                                                                          513,575
          250,000  Worthington Sr. Hsg. Rev. Series 2003-A (Meadows Worthington Proj.), 4.50%, 12/1/33                      248,358
                                                                                                                      --------------
                                                                                                                         63,621,740
                                                                                                                      --------------
   MUNICIPAL LEASE (3.3%)
          500,000  Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.), 5.125%, 2/1/24          525,580
           40,000  Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28                                                               40,470
          100,000  Big Lake Econ. Dev. Auth. Public Proj. Rev. Series 2005-A, 4.20%, 2/1/10                                  99,790
          175,000  Cambridge Econ. Dev. Auth. Public Fac. Lease Rev. Refunding Series 1998, 4.50%, 2/1/10                   175,073
        2,166,075  Carver Scott Co. Lease Purchase Agreement Series 2005, 5.00%, 8/4/20                                   2,173,634
           50,000  Chaska Econ. Dev. Auth. ISD No. 112 Sch. Facs. Lease Rev. Series 1999-A, 5.125%, 12/1/09                  51,842
           89,000  Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993-A (Community Provider Program), 5.70%, 8/1/13           92,455
          285,000  Hibbing Econ. Dev. Auth. Public Proj. Rev. Series 1997 (Hibbing Lease Obligations Proj.),
                     6.10%, 2/1/08  285,228
          848,510  Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 4.78%, 3/15/13                                       868,407
          125,000  Mountain Iron Hsg. & Redev. Auth. Rev. Series 2001-A (Arrowhead Library Sys. Proj.), 5.00%, 9/1/09       127,116
        1,233,260  St. Paul Lease Series 1998 (City Hall Annex Building), 5.71%, 10/1/18                                  1,300,177
           40,000  St. Paul ISD No. 625 C.O.P Series 1995-C, 5.40%, 2/1/10                                                   40,055
          400,000  St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2000 (Rivercentre Pkg. Ramp Proj.), 5.70%, 5/1/08         409,264
          520,000  Scott Co. Hsg. & Red. Auth. Fac. Lease Rev. Series 1998 (Workforce Ctr. Proj.), 5.00%, 2/1/18            525,580
                   Virginia Hsg. & Redev. Auth. Hlth. Care Fac. Lease Rev. Series 2005:
          300,000    4.00%, 10/1/07                                                                                         299,721
          275,000    4.00%, 10/1/08                                                                                         274,211
          300,000    4.00%, 10/1/09                                                                                         298,515
          300,000    4.50%, 10/1/10                                                                                         302,871
          200,000    5.00%, 10/1/11                                                                                         206,384
        1,200,000    5.125%, 10/1/20                                                                                      1,244,904
                                                                                                                      --------------
                                                                                                                          9,341,277
                                                                                                                      --------------
   PUBLIC FACILITIES (0.4%)
           50,000  MN Agr. Soc. State Fair Rev. Series 2003, 5.00%, 9/15/20                                                  51,930
          250,000  Rockville Econ. Dev. Auth. Pub. Proj. Lease Rev. Series 2005-A, 4.00%, 2/1/14                            247,225
                   Spring Grove Econ. Dev. Auth. Pub. Proj. Rev. Series 2006-A:
          135,000    4.625%, 2/1/12                                                                                         136,115
          255,000    5.00%, 2/1/16                                                                                          259,399
          125,000    5.10%, 2/1/18                                                                                          127,189
                   Victoria Recreational Facility Gross Rev. Series 2002:
           70,000    4.75%, 2/1/12                                                                                           71,082
           75,000    4.75%, 8/1/12                                                                                           76,159
           85,000    5.10%, 8/1/15                                                                                           86,964
          205,000  Victoria Rec. Fac. Gross Rev. Ref. Crossover Series 2006-A:
                     4.55%, 8/1/17                                                                                          205,816
                                                                                                                      --------------
                                                                                                                          1,261,879
                                                                                                                      --------------
   SINGLE FAMILY MORTGAGE (4.7%)
        2,999,457  Dakota Co. Cmnty. Dev. Agy. Single Family Mtg. Rev. Series 2006 (FNMA, GNMA, &
                     FHLMC backed), 5.30%, 12/1/39                                                                        3,202,070
                   Minneapolis- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev. (FNMA & GNMA backed):
           35,000    Series 1997, 6.25%, 11/1/30                                                                             37,055
        1,220,557    Series 2005-A3, 5.10%, 4/1/27                                                                        1,264,814
          110,000  Minneapolis Redev. Mtg. Rev. Series 1987-A  (Riverplace Proj.) (LOC Bk. of Tokyo), 7.10%, 1/1/20         110,020
                   MN HFA Single Family Mtg. Rev.:
          200,000    Series 1994-E, 5.90%, 7/1/25                                                                           203,128
          100,000    Series 1996-D, 6.00%, 1/1/16                                                                           101,144
           75,000    Series 1997-A, 5.60%, 7/1/09                                                                            76,177
          270,000    Series 1997-I, 5.50%, 1/1/17                                                                           275,800
          160,000    Series 1996-H, 6.00%, 1/1/21                                                                           161,800
          595,000    Series 1997-D, 5.85%, 7/1/19                                                                           604,413
           35,000    Series 1997-E, 5.90%, 7/1/29                                                                            35,572
           15,000    Series 1997-G, 6.00%, 1/1/18                                                                            15,250
          825,000    Series 1998-C, 5.25%, 1/1/17                                                                           833,027
           65,000    Series 1998-F-1, 4.75%, 7/1/07                                                                          65,206
           45,000    Series 1998-F, 4.95%, 7/1/08                                                                            45,080
          245,000    Series 1998-F-1, 5.45%, 1/1/17                                                                         247,768
           70,000    Series 1998-F, 5.70%, 1/1/17                                                                            70,081
           70,000    Series 1998-A, 4.80%, 7/1/09                                                                            71,540
           75,000    Series 1998-A, 4.90%, 7/1/10                                                                            76,718
          395,000    Series 1999-B, 5.25%, 1/1/20                                                                           396,785

====================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
           70,000    Series 1999-H, 5.30%, 7/1/11                                                                            70,717
          110,000    Series 2000-A, 5.75%, 7/1/18                                                                           113,118
          125,000    Series 2000-C, 6.10%, 7/1/30                                                                           129,400
           25,000    Series 2001-B, 4.55%, 7/1/07                                                                            24,976
          340,000    Series 2003-I, 4.30%, 7/1/11                                                                           343,189
          640,000    Series 2003-I, 5.10%, 7/1/20                                                                           658,854
        2,000,000    Series 2006-B, 5.00%, 1/1/37                                                                         2,056,680
        1,950,000    Series 2006-M, 4.80%, 7/1/26                                                                         1,971,899
                                                                                                                      --------------
                                                                                                                         13,262,281
                                                                                                                      --------------
   TRANSPORTATION (0.0%)
           20,000  Minneapolis & St. Paul Met. Arpts. Rev. Series 2001-B (FGIC Insured), 5.75%, 1/1/16                       21,337
                                                                                                                      --------------

   UTILITY (0.8%)
          200,000  Delano Wtr. & Pwr. Cmnty. Elec. Rev. Series 2000-A, 5.30%, 12/1/09                                       200,204
        1,475,000  MN Muni Pwr. Agy. Elec. Rev. Series 2005, 5.00%, 10/1/30                                               1,537,540
                   Princeton Public Utility Sys. Rev. Series 2004:
           90,000    3.00%, 4/1/07                                                                                           89,818
          300,000    5.00%, 4/1/24                                                                                          306,789
                                                                                                                      --------------
                                                                                                                          2,134,351
                                                                                                                      --------------

   OTHER REVENUE BONDS (8.6%)
                   Columbia Heights Commercial Dev. Refunding Rev. Series 1999 (Columbia Park Properties -
                     Medical Clinic Proj.):
          250,000     5.15%, 12/1/08                                                                                        251,942
        1,750,000     5.60%, 12/1/15                                                                                      1,765,522
                   Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant's Ridge Rec. Area Proj.),
          900,000    Series 2000, 7.25%, 11/1/16                                                                            978,813
          800,000  Crystal Governmental Fac. Rev. Series 2006, 5.095%, 12/15/26                                             813,520
                   Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
          125,000    Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11                                                           126,040
           85,000    Series 1997-1 (Halper Corrugated Box Mfg. Co.), 5.90%, 6/1/07                                           85,785
          500,000    Series 1999-1A (Discount Steel), 5.25%, 6/1/19                                                         509,645
          160,000    Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20                                                         170,368
          585,000  Minneapolis Public Hsg. Auth. Series 1997 (General Credit Energy Savings Proj.), 6.00%, 7/1/08           580,045
                   Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.):
          600,000    4.50%, 2/1/13                                                                                          596,820
           75,000    4.40%, 2/1/09                                                                                           74,539
          100,000    4.50%, 2/1/10                                                                                           99,116
          100,000    4.60%, 2/1/11                                                                                           99,225
          125,000    4.70%, 2/1/12                                                                                          124,604
          125,000    4.80%, 2/1/13                                                                                          125,060
          700,000  Minneapolis Tax Increment Rev. Series 2006 (Grant Park Proj.), 5.00%, 2/1/16                             708,295
        1,000,000  MN Agr. & Econ. Dev. Board Rev. Series 2000-B (Small Business Dev. Proj.), 7.25%, 8/1/20               1,051,440
                   Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. Series 2006 (Metroplaines Proj.):
          365,000    4.25%, 8/15/11                                                                                         363,076
        1,205,000    5.00%, 2/15/27                                                                                       1,206,976
                   St. Paul Hsg. & Redev. Auth. Tax Increment Rev.:
          100,000    Series 2001 (US Bank Operations Ctr. Proj.), 5.70%, 8/1/12                                             102,884
          800,000    Series 2001 (US Bank Operations Ctr. Proj.), 6.125%, 8/1/19                                            836,264
        1,125,000    Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28                            1,207,046
        1,032,000    Series 2002 (North Quadrant Owner Occupied Proj. Phase 1), 7.50%, 2/15/28                            1,086,820
        3,000,000    Series 2002-A (Upper Landing Proj.), 6.80%, 3/1/29                                                   3,219,210
        2,000,000    Series 2002-B-2 (Upper Landing Proj.), 6.90%, 3/1/29                                                 2,155,820
        1,239,000    Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28                                                      1,319,857
        1,335,000    Series 2004 (9th St. Lofts Proj.), 6.375%, 2/15/28                                                   1,422,429
                   St. Paul Port Auth. Lease Rev. Series 2007-1 (Regions Hosp. Parking Ramp Proj.):
          155,000    5.00%, 8/1/09                                                                                          157,294
          200,000    5.00%, 8/1/10                                                                                          203,988
          390,000    5.00%, 8/1/11                                                                                          399,629
          555,000    5.00%, 8/1/21                                                                                          566,849
                   St. Paul Recreational Facs. Gross Rev. Series 2005 (Highland National Proj.):
          205,000    3.50%, 10/1/07                                                                                         204,764
          715,000    5.00%, 10/125                                                                                          758,115
          475,000  Steele Co. Hlth. Care Fac. Gross Rev. Refunding Crossover Series 2005-B, 4.65%, 6/1/20                   480,695
          160,000  Steele Co. Hlth. Care Fac. Gross Rev. Unref. Bal. Series 2000 (Elderly Housing Proj.),
                     6.625%, 6/1/20                                                                                         170,979
          340,000  Virgin Islands Public Fin. Auth. Rev. Gross Receipts Taxes Loan Note Series 1999-A,
                     5.625%, 10/1/10                                                                                        348,935
                                                                                                                      --------------
                                                                                                                         24,372,409
                                                                                                                      --------------

Total municipal bonds (cost: $262,778,803)                                                                              267,381,526
                                                                                                                      --------------

====================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)  NAME OF ISSUER                                                                                   MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES (5.5%) (2)
        1,425,000  Mendota Heights Hsg. MTG Rev. Series 1991, variable rate, 11/1/31                                      1,425,000
          960,000  Midwest Consortium of Muni Utility Rev. Series 2005-A (MN Utilities Assoc. Proj.), variable rate,
                     1/1/25                                                                                                 960,000
        1,345,000  Mpls. Nursing Home Rev. Ref. Series 2002 (Catholic Eldercare Proj.), variable rate, 12/1/27            1,345,000
        1,300,000  Minneapolis Multifamily Rev. Series 2001 (Seven Corners Apts. Proj.), variable rate, 11/1/31           1,300,000
          900,000  Minneapolis Multifamily Rev. Series 2002 (St. Hedwigs Assisted. Proj.), variable rate, 12/1/27           900,000
        1,900,000  MN Higher Educ. Fac. Auth. Rev. Series 2002-N2 (St. Catherine Proj.), variable rate, 10/1/32           1,900,000
          800,000  MN Higher Educ. Facs. Rev. Series 2003 , variable rate, 10/1/33                                          800,000
        3,225,000  Robbinsdale Hlth. Care Facs. Rev. Series 2003 (North Memorial Health Proj.) (Ambac insured):           3,225,000
        1,250,000  St. Paul Hsg. & Redev. Auth. Rev. Series 2001 (Cretin -Derham Hall Proj.), variable rate, 2/1/26       1,250,000
        2,548,799  Wells Fargo Minnesota Municipal Cash Fund, 2.84%                                                       2,548,799
                                                                                                                      --------------

Total Short-Term Securities (cost: 15,653,799)                                                                           15,653,799
                                                                                                                      --------------

Total investments in securities (cost: $278,432,602)                                                                   $283,035,325
                                                                                                                      ==============

Other Assets and Liabilities, Net (+0.03%)                                                                                   92,636

                                                                                                                      --------------
Total Net Assets                                                                                                       $283,127,961
                                                                                                                      ==============


                                                                                                                      --------------
Aggregate Cost                                                                                                          278,432,602
                                                                                                                      --------------

Gross Unrealized Appreciation                                                                                             5,414,253
Gross Unrealized Depreciation                                                                                              (811,530)
                                                                                                                      --------------
Net Unrealized Appreciation(Depreciation)                                                                                 4,602,723
                                                                                                                      ==============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.

ITEM 2. CONTROLS AND PROCEDURES.
        ------------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:      /s/Paul E. Rasmussen
         --------------------

         Paul Rasmussen

         Vice President and Treasurer

Date:    February 13, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Paul E. Rasmussen
         --------------------

         Paul Rasmussen

         Vice President and Treasurer

Date:    August 30, 2006



By:      /s/Eugene C. Sit
         ----------------

         Eugene C. Sit

         Chairman

Date:    February 13, 2007